UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 January 31, 2006 to February 27, 2006

 Commission File Number of issuing entity: 333-125422-42

 Bear Stearns Asset Backed Securities I Trust 2006-AC1
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-125422

 Bear Stearns Asset Backed Securities I LLC.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)


 54-2193466
 54-2193467
 54-2193468
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                  Registered/reporting
                                  pursuant to (check one)

 Title of                         Section  Section  Section    Name of Exchange
 Class                            12(b)    12(g)    15(d)      (If Section 12(b))

 BEAR STEARNS ASSET BACKED        ______   ______   ___X___    ______________
 SECURITIES I TRUST
 Asset Backed Certificates
 Series 2006-AC1


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
 Yes _X__  No ____







 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On February 27, 2006 a distribution was made to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1.


 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 7. Significant Enhancement Provider Information.

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Asset
              Backed Securities I Trust 2006-AC1, relating to the February 27, 2006 distribution.


       (99.2) Financial Guaranty Insurance Company and Subsidiaries


    (b) The exhibits required to be filed by Registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Asset Backed Securities I Trust 2006
 (Issuing Entity)


 Wells Fargo Bank, N.A.
 Master Servicer


 /s/ Beth Belfield
 Beth Belfield, Officer

 Date: March 13, 2006

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Asset Backed Securities I Trust 2006-AC1, relating to the February 27, 2006 distribution.

 EX-99.2        Financial Guaranty Insurance Company and Subsidiaries

                The updated Consolidated Financial Statements of Financial Guaranty Insurance Company and Subsidiaries as of December 31, 2005 are being filed as an exhibit to this Form 10-D.

 EX-99.1


Bear Stearns Asset Backed Securities
Asset Backed Certificates


Record Date:             1/31/2006
Distribution Date:       2/27/2006


Bear Stearns Asset Backed Securities
Asset Backed Certificates
Series Bear Stearns Asset Backed Securities I 2006-AC1


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 815-6600
         Fax:       (301) 815-6660







                          Certificateholder Distribution Summary

     Class               CUSIP        Certificate            Beginning           Interest
                                     Pass-Through          Certificate       Distribution
                                             Rate              Balance
     I-A-1           07387UCE9           5.75000%       275,026,000.00       1,317,832.92
     I-A-2           07387UCF6           5.75000%        75,000,000.00         359,375.00
     I-M-1           07387UCG4           5.01813%        46,510,000.00         162,078.63
     I-M-2           07387UCH2           5.19813%        24,933,000.00          90,003.46
     I-M-3           07387UCJ8           5.28813%        11,508,000.00          42,260.97
     I-B-1           07387UCK5           5.96813%        11,028,000.00          45,705.93
     I-B-2           07387UCL3           6.36813%        10,069,000.00          44,528.26
     I-B-3           07387UCM1           7.31813%         9,590,000.00          48,736.71
     I-B-4           07387UCN9           7.56813%        11,508,000.00          60,481.97
      I-C            07387UCS8           0.00000%         4,315,431.40         520,632.45
      I-P            07387UCR0           0.00000%               100.00          17,705.68
     I-R-1           07387UCP4           0.00000%                 0.00               0.00
    II-1A-1          07387UCT6           5.50000%        87,716,000.00         402,031.67
    II-1A-2          07387UCU3           5.50000%         3,550,000.00          16,270.83
    II-2A-1          07387UCX7           6.00000%       202,218,000.00       1,011,090.00
    II-2A-2          07387UCY5           6.00000%         4,200,000.00          21,000.00
    II-B-1           07387UDB4           5.84699%         7,300,000.00          35,569.22
    II-B-2           07387UDC2           5.84699%         4,705,000.00          22,925.09
    II-B-3           07387UDD0           5.84699%         3,083,000.00          15,021.91
    II-B-4           07387UDE8           5.84699%         2,595,000.00          12,644.13
    II-B-5           07387UDF5           5.84699%         1,622,000.00           7,903.19
    II-B-6           07387UDG3           5.84699%         1,301,979.76           6,343.89
    II-1PO           07387UCW9           0.00000%         1,709,146.00               0.00
     II-1X           07387UCV1           0.45189%                 0.00          37,386.97
    II-2PO           07387UDA6           0.00000%         4,460,569.65               0.00
     II-2X           07387UCZ2           0.36214%                 0.00          67,955.04
     II-1P           07387UDK4           0.00000%               100.00               0.00
    II-1R-1          07387UDH1           0.00000%                50.00               0.00
    II-1R-2          07387UDJ7           0.00000%                50.00               0.00
     II-2P           07387UDL2           0.00000%               100.00               0.00
     FGIC                                0.07000%                 0.00           4,375.00

Totals                                                  803,948,526.81       4,369,858.92


                             Certificateholder Distribution Summary (continued)

     Class              Principal           Current             Ending              Total       Cummulative
                     Distribution          Realized        Certificate       Distribution          Realized
                                               Loss            Balance                               Losses
     I-A-1           2,979,188.56              0.00     272,046,811.44       4,297,021.48              0.00
     I-A-2             812,429.16              0.00      74,187,570.84       1,171,804.16              0.00
     I-M-1             503,814.40              0.00      46,006,185.60         665,893.03              0.00
     I-M-2             270,083.95              0.00      24,662,916.05         360,087.41              0.00
     I-M-3             124,659.13              0.00      11,383,340.87         166,920.10              0.00
     I-B-1             119,459.58              0.00      10,908,540.42         165,165.51              0.00
     I-B-2             109,071.32              0.00       9,959,928.68         153,599.58              0.00
     I-B-3             103,882.61              0.00       9,486,117.39         152,619.32              0.00
     I-B-4             124,659.13              0.00      11,383,340.87         185,141.10              0.00
      I-C                    0.00              0.00       4,315,386.88         520,632.45              0.00
      I-P                    0.00              0.00             100.00          17,705.68              0.00
     I-R-1                   0.00              0.00               0.00               0.00              0.00
    II-1A-1            961,489.49              0.00      86,754,510.51       1,363,521.16              0.00
    II-1A-2             38,912.94              0.00       3,511,087.06          55,183.77              0.00
    II-2A-1            362,429.60              0.00     201,855,570.40       1,373,519.60              0.00
    II-2A-2              7,527.54              0.00       4,192,472.46          28,527.54              0.00
    II-B-1               6,917.85              0.00       7,293,082.15          42,487.07              0.00
    II-B-2               4,458.70              0.00       4,700,541.30          27,383.79              0.00
    II-B-3               2,921.61              0.00       3,080,078.39          17,943.52              0.00
    II-B-4               2,459.15              0.00       2,592,540.85          15,103.28              0.00
    II-B-5               1,537.09              0.00       1,620,462.91           9,440.28              0.00
    II-B-6               1,233.96              0.00       1,300,745.80           7,577.85              0.00
    II-1PO               6,594.63              0.00       1,702,551.68           6,594.63              0.00
     II-1X                   0.00              0.00               0.00          37,386.97              0.00
    II-2PO               3,080.04              0.00       4,457,489.61           3,080.04              0.00
     II-2X                   0.00              0.00               0.00          67,955.04              0.00
     II-1P                   0.00              0.00             100.00               0.00              0.00
    II-1R-1                 50.00              0.00               0.00              50.00              0.00
    II-1R-2                 50.00              0.00               0.00              50.00              0.00
     II-2P                   0.00              0.00             100.00               0.00              0.00
     FGIC                    0.00              0.00               0.00           4,375.00              0.00

Totals               6,546,910.44              0.00     797,401,572.16      10,916,769.36              0.00


NOTE: FGIC (Financial Guaranty Insurance Company)- Insurer Premium Amount



                                              Principal Distribution Statement

    Class              Original          Beginning          Scheduled          UnScheduled        Accretion         Realized
                           Face        Certificate          Principal            Principal                              Loss
                         Amount            Balance       Distribution         Distribution
    I-A-1        275,026,000.00     275,026,000.00               0.00         2,979,188.56             0.00             0.00
    I-A-2         75,000,000.00      75,000,000.00               0.00           812,429.16             0.00             0.00
    I-M-1         46,510,000.00      46,510,000.00               0.00           503,814.40             0.00             0.00
    I-M-2         24,933,000.00      24,933,000.00               0.00           270,083.95             0.00             0.00
    I-M-3         11,508,000.00      11,508,000.00               0.00           124,659.13             0.00             0.00
    I-B-1         11,028,000.00      11,028,000.00               0.00           119,459.58             0.00             0.00
    I-B-2         10,069,000.00      10,069,000.00               0.00           109,071.32             0.00             0.00
    I-B-3          9,590,000.00       9,590,000.00               0.00           103,882.61             0.00             0.00
    I-B-4         11,508,000.00      11,508,000.00               0.00           124,659.13             0.00             0.00
     I-C           4,315,431.40       4,315,431.40               0.00                 0.00             0.00             0.00
     I-P                 100.00             100.00               0.00                 0.00             0.00             0.00
    I-R-1                  0.00               0.00               0.00                 0.00             0.00             0.00
   II-1A-1        87,716,000.00      87,716,000.00         187,156.07           774,333.43             0.00             0.00
   II-1A-2         3,550,000.00       3,550,000.00           7,574.49            31,338.45             0.00             0.00
   II-2A-1       202,218,000.00     202,218,000.00          85,861.07           276,568.52             0.00             0.00
   II-2A-2         4,200,000.00       4,200,000.00           1,783.31             5,744.24             0.00             0.00
    II-B-1         7,300,000.00       7,300,000.00           6,917.85                 0.00             0.00             0.00
    II-B-2         4,705,000.00       4,705,000.00           4,458.70                 0.00             0.00             0.00
    II-B-3         3,083,000.00       3,083,000.00           2,921.61                 0.00             0.00             0.00
    II-B-4         2,595,000.00       2,595,000.00           2,459.15                 0.00             0.00             0.00
    II-B-5         1,622,000.00       1,622,000.00           1,537.09                 0.00             0.00             0.00
    II-B-6         1,301,979.76       1,301,979.76           1,233.96                 0.00             0.00             0.00
    II-1PO         1,709,146.00       1,709,146.00           6,257.95               336.68             0.00             0.00
    II-1X                  0.00               0.00               0.00                 0.00             0.00             0.00
    II-2PO         4,460,569.65       4,460,569.65           2,512.54               567.49             0.00             0.00
    II-2X                  0.00               0.00               0.00                 0.00             0.00             0.00
    II-1P                100.00             100.00               0.00                 0.00             0.00             0.00
   II-1R-1                50.00              50.00               9.73                40.27             0.00             0.00
   II-1R-2                50.00              50.00               9.73                40.27             0.00             0.00
    II-2P                100.00             100.00               0.00                 0.00             0.00             0.00
     FGIC                  0.00               0.00               0.00                 0.00             0.00             0.00

Totals           803,948,526.81     803,948,526.81         310,693.25         6,236,217.19             0.00             0.00


                        Principal Distribution Statement (continued)

     Class                  Total             Ending             Ending              Total
                        Principal        Certificate        Certificate          Principal
                        Reduction            Balance         Percentage       Distribution
     I-A-1           2,979,188.56     272,046,811.44         0.98916761       2,979,188.56
     I-A-2             812,429.16      74,187,570.84         0.98916761         812,429.16
     I-M-1             503,814.40      46,006,185.60         0.98916761         503,814.40
     I-M-2             270,083.95      24,662,916.05         0.98916761         270,083.95
     I-M-3             124,659.13      11,383,340.87         0.98916761         124,659.13
     I-B-1             119,459.58      10,908,540.42         0.98916761         119,459.58
     I-B-2             109,071.32       9,959,928.68         0.98916761         109,071.32
     I-B-3             103,882.61       9,486,117.39         0.98916761         103,882.61
     I-B-4             124,659.13      11,383,340.87         0.98916761         124,659.13
      I-C                    0.00       4,315,386.88         0.99998968               0.00
      I-P                    0.00             100.00         1.00000000               0.00
     I-R-1                   0.00               0.00         0.00000000               0.00
    II-1A-1            961,489.49      86,754,510.51         0.98903861         961,489.49
    II-1A-2             38,912.94       3,511,087.06         0.98903861          38,912.94
    II-2A-1            362,429.60     201,855,570.40         0.99820773         362,429.60
    II-2A-2              7,527.54       4,192,472.46         0.99820773           7,527.54
    II-B-1               6,917.85       7,293,082.15         0.99905235           6,917.85
    II-B-2               4,458.70       4,700,541.30         0.99905235           4,458.70
    II-B-3               2,921.61       3,080,078.39         0.99905235           2,921.61
    II-B-4               2,459.15       2,592,540.85         0.99905235           2,459.15
    II-B-5               1,537.09       1,620,462.91         0.99905235           1,537.09
    II-B-6               1,233.96       1,300,745.80         0.99905224           1,233.96
    II-1PO               6,594.63       1,702,551.68         0.99614175           6,594.63
     II-1X                   0.00               0.00         0.00000000               0.00
    II-2PO               3,080.04       4,457,489.61         0.99930950           3,080.04
     II-2X                   0.00               0.00         0.00000000               0.00
     II-1P                   0.00             100.00         1.00000000               0.00
    II-1R-1                 50.00               0.00         0.00000000              50.00
    II-1R-2                 50.00               0.00         0.00000000              50.00
     II-2P                   0.00             100.00         1.00000000               0.00
     FGIC                    0.00               0.00         0.00000000               0.00

Totals               6,546,910.44     797,401,572.16         0.99185650       6,546,910.44



                                         Principal Distribution Factors Statement

     Class             Original             Beginning             Scheduled            UnScheduled             Accretion
                           Face           Certificate             Principal              Principal
                         Amount               Balance          Distribution           Distribution
     I-A-1       275,026,000.00         1000.00000000            0.00000000            10.83238879            0.00000000
     I-A-2        75,000,000.00         1000.00000000            0.00000000            10.83238880            0.00000000
     I-M-1        46,510,000.00         1000.00000000            0.00000000            10.83238873            0.00000000
     I-M-2        24,933,000.00         1000.00000000            0.00000000            10.83238880            0.00000000
     I-M-3        11,508,000.00         1000.00000000            0.00000000            10.83238877            0.00000000
     I-B-1        11,028,000.00         1000.00000000            0.00000000            10.83238847            0.00000000
     I-B-2        10,069,000.00         1000.00000000            0.00000000            10.83238852            0.00000000
     I-B-3         9,590,000.00         1000.00000000            0.00000000            10.83238895            0.00000000
     I-B-4        11,508,000.00         1000.00000000            0.00000000            10.83238877            0.00000000
      I-C          4,315,431.40         1000.00000000            0.00000000             0.00000000            0.00000000
      I-P                100.00         1000.00000000            0.00000000             0.00000000            0.00000000
     I-R-1                 0.00            0.00000000            0.00000000             0.00000000            0.00000000
    II-1A-1       87,716,000.00         1000.00000000            2.13365942             8.82773302            0.00000000
    II-1A-2        3,550,000.00         1000.00000000            2.13365915             8.82773239            0.00000000
    II-2A-1      202,218,000.00         1000.00000000            0.42459657             1.36767508            0.00000000
    II-2A-2        4,200,000.00         1000.00000000            0.42459762             1.36767619            0.00000000
    II-B-1         7,300,000.00         1000.00000000            0.94765068             0.00000000            0.00000000
    II-B-2         4,705,000.00         1000.00000000            0.94765143             0.00000000            0.00000000
    II-B-3         3,083,000.00         1000.00000000            0.94765164             0.00000000            0.00000000
    II-B-4         2,595,000.00         1000.00000000            0.94764933             0.00000000            0.00000000
    II-B-5         1,622,000.00         1000.00000000            0.94765105             0.00000000            0.00000000
    II-B-6         1,301,979.76         1000.00000000            0.94775667             0.00000000            0.00000000
    II-1PO         1,709,146.00         1000.00000000            3.66144847             0.19698727            0.00000000
     II-1X                 0.00            0.00000000            0.00000000             0.00000000            0.00000000
    II-2PO         4,460,569.65         1000.00000000            0.56327783             0.12722366            0.00000000
     II-2X                 0.00            0.00000000            0.00000000             0.00000000            0.00000000
     II-1P               100.00         1000.00000000            0.00000000             0.00000000            0.00000000
    II-1R-1               50.00         1000.00000000          194.60000000           805.40000000            0.00000000
    II-1R-2               50.00         1000.00000000          194.60000000           805.40000000            0.00000000
     II-2P               100.00         1000.00000000            0.00000000             0.00000000            0.00000000
     FGIC                  0.00            0.00000000            0.00000000             0.00000000            0.00000000


                                    Principal Distribution Factors Statement (continued)

    Class                 Realized                  Total                Ending                 Ending                 Total
                              Loss              Principal           Certificate            Certificate             Principal
                                                Reduction               Balance             Percentage          Distribution
    I-A-1               0.00000000            10.83238879          989.16761121             0.98916761           10.83238879
    I-A-2               0.00000000            10.83238880          989.16761120             0.98916761           10.83238880
    I-M-1               0.00000000            10.83238873          989.16761127             0.98916761           10.83238873
    I-M-2               0.00000000            10.83238880          989.16761120             0.98916761           10.83238880
    I-M-3               0.00000000            10.83238877          989.16761123             0.98916761           10.83238877
    I-B-1               0.00000000            10.83238847          989.16761153             0.98916761           10.83238847
    I-B-2               0.00000000            10.83238852          989.16761148             0.98916761           10.83238852
    I-B-3               0.00000000            10.83238895          989.16761105             0.98916761           10.83238895
    I-B-4               0.00000000            10.83238877          989.16761123             0.98916761           10.83238877
     I-C                0.00000000             0.00000000          999.98968353             0.99998968            0.00000000
     I-P                0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
    I-R-1               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
   II-1A-1              0.00000000            10.96139233          989.03860767             0.98903861           10.96139233
   II-1A-2              0.00000000            10.96139155          989.03860845             0.98903861           10.96139155
   II-2A-1              0.00000000             1.79227171          998.20772829             0.99820773            1.79227171
   II-2A-2              0.00000000             1.79227143          998.20772857             0.99820773            1.79227143
    II-B-1              0.00000000             0.94765068          999.05234932             0.99905235            0.94765068
    II-B-2              0.00000000             0.94765143          999.05234857             0.99905235            0.94765143
    II-B-3              0.00000000             0.94765164          999.05234836             0.99905235            0.94765164
    II-B-4              0.00000000             0.94764933          999.05235067             0.99905235            0.94764933
    II-B-5              0.00000000             0.94765105          999.05234895             0.99905235            0.94765105
    II-B-6              0.00000000             0.94775667          999.05224333             0.99905224            0.94775667
    II-1PO              0.00000000             3.85843573          996.14174564             0.99614175            3.85843573
    II-1X               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-2PO              0.00000000             0.69050373          999.30949627             0.99930950            0.69050373
    II-2X               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-1P               0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
   II-1R-1              0.00000000          1000.00000000            0.00000000             0.00000000         1000.00000000
   II-1R-2              0.00000000          1000.00000000            0.00000000             0.00000000         1000.00000000
    II-2P               0.00000000             0.00000000         1000.00000000             1.00000000            0.00000000
     FGIC               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000


NOTE: All Classes are per $1,000 denomination.



                                                 Interest Distribution Statement

     Class          Accrual           Accrual              Current          Beginning             Current            Payment of
                     Dates              Days           Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
     I-A-1     01/01/06 - 01/30/06       30               5.75000%     275,026,000.00        1,317,832.92                   0.00
     I-A-2     01/01/06 - 01/30/06       30               5.75000%      75,000,000.00          359,375.00                   0.00
     I-M-1     01/31/06 - 02/24/06       25               5.01813%      46,510,000.00          162,078.63                   0.00
     I-M-2     01/31/06 - 02/24/06       25               5.19813%      24,933,000.00           90,003.46                   0.00
     I-M-3     01/31/06 - 02/24/06       25               5.28813%      11,508,000.00           42,260.97                   0.00
     I-B-1     01/31/06 - 02/24/06       25               5.96813%      11,028,000.00           45,705.93                   0.00
     I-B-2     01/31/06 - 02/24/06       25               6.36813%      10,069,000.00           44,528.26                   0.00
     I-B-3     01/31/06 - 02/24/06       25               7.31813%       9,590,000.00           48,736.71                   0.00
     I-B-4     01/31/06 - 02/24/06       25               7.56813%      11,508,000.00           60,481.97                   0.00
      I-C                      N/A      N/A               0.00000%       4,315,431.40                0.00                   0.00
      I-P                      N/A      N/A               0.00000%             100.00                0.00                   0.00
     I-R-1                     N/A      N/A               0.00000%               0.00                0.00                   0.00
    II-1A-1    01/01/06 - 01/30/06       30               5.50000%      87,716,000.00          402,031.67                   0.00
    II-1A-2    01/01/06 - 01/30/06       30               5.50000%       3,550,000.00           16,270.83                   0.00
    II-2A-1    01/01/06 - 01/30/06       30               6.00000%     202,218,000.00        1,011,090.00                   0.00
    II-2A-2    01/01/06 - 01/30/06       30               6.00000%       4,200,000.00           21,000.00                   0.00
    II-B-1     01/01/06 - 01/30/06       30               5.84699%       7,300,000.00           35,569.22                   0.00
    II-B-2     01/01/06 - 01/30/06       30               5.84699%       4,705,000.00           22,925.09                   0.00
    II-B-3     01/01/06 - 01/30/06       30               5.84699%       3,083,000.00           15,021.91                   0.00
    II-B-4     01/01/06 - 01/30/06       30               5.84699%       2,595,000.00           12,644.13                   0.00
    II-B-5     01/01/06 - 01/30/06       30               5.84699%       1,622,000.00            7,903.19                   0.00
    II-B-6     01/01/06 - 01/30/06       30               5.84699%       1,301,979.76            6,343.89                   0.00
    II-1PO                     N/A      N/A               0.00000%       1,709,146.00                0.00                   0.00
     II-1X     01/01/06 - 01/30/06       30               0.45189%      99,281,071.22           37,386.97                   0.00
    II-2PO                     N/A      N/A               0.00000%       4,460,569.65                0.00                   0.00
     II-2X     01/01/06 - 01/30/06       30               0.36214%     225,179,624.36           67,955.04                   0.00
     II-1P                     N/A      N/A               0.00000%             100.00                0.00                   0.00
    II-1R-1                    N/A      N/A               0.00000%              50.00                0.00                   0.00
    II-1R-2                    N/A      N/A               0.00000%              50.00                0.00                   0.00
     II-2P                     N/A      N/A               0.00000%             100.00                0.00                   0.00
     FGIC      01/01/06 - 01/30/06       30               0.07000%      75,000,000.00            4,375.00                   0.00
Totals                                                                                       3,831,520.79                   0.00




                                     Interest Distribution Statement (continued)

      Class                Current       Non-Supported             Total          Remaining                   Ending
                          Interest            Interest          Interest    Unpaid Interest             Certificate/
                      Shortfall(1)           Shortfall      Distribution       Shortfall(1)                 Notional
                                                                                                             Balance
      I-A-1                   0.00                0.00      1,317,832.92               0.00           272,046,811.44
      I-A-2                   0.00                0.00        359,375.00               0.00            74,187,570.84
      I-M-1                   0.00                0.00        162,078.63               0.00            46,006,185.60
      I-M-2                   0.00                0.00         90,003.46               0.00            24,662,916.05
      I-M-3                   0.00                0.00         42,260.97               0.00            11,383,340.87
      I-B-1                   0.00                0.00         45,705.93               0.00            10,908,540.42
      I-B-2                   0.00                0.00         44,528.26               0.00             9,959,928.68
      I-B-3                   0.00                0.00         48,736.71               0.00             9,486,117.39
      I-B-4                   0.00                0.00         60,481.97               0.00            11,383,340.87
       I-C                    0.00                0.00        520,632.45               0.00             4,315,386.88
       I-P                    0.00                0.00         17,705.68               0.00                   100.00
      I-R-1                   0.00                0.00              0.00               0.00                     0.00
     II-1A-1                  0.00                0.00        402,031.67               0.00            86,754,510.51
     II-1A-2                  0.00                0.00         16,270.83               0.00             3,511,087.06
     II-2A-1                  0.00                0.00      1,011,090.00               0.00           201,855,570.40
     II-2A-2                  0.00                0.00         21,000.00               0.00             4,192,472.46
     II-B-1                   0.00                0.00         35,569.22               0.00             7,293,082.15
     II-B-2                   0.00                0.00         22,925.09               0.00             4,700,541.30
     II-B-3                   0.00                0.00         15,021.91               0.00             3,080,078.39
     II-B-4                   0.00                0.00         12,644.13               0.00             2,592,540.85
     II-B-5                   0.00                0.00          7,903.19               0.00             1,620,462.91
     II-B-6                   0.00                0.00          6,343.89               0.00             1,300,745.80
     II-1PO                   0.00                0.00              0.00               0.00             1,702,551.68
      II-1X                   0.00                0.00         37,386.97               0.00            98,260,618.12
     II-2PO                   0.00                0.00              0.00               0.00             4,457,489.61
      II-2X                   0.00                0.00         67,955.04               0.00           224,800,515.01
      II-1P                   0.00                0.00              0.00               0.00                   100.00
     II-1R-1                  0.00                0.00              0.00               0.00                     0.00
     II-1R-2                  0.00                0.00              0.00               0.00                     0.00
      II-2P                   0.00                0.00              0.00               0.00                   100.00
      FGIC                    0.00                0.00          4,375.00               0.00            74,187,570.84

Totals                        0.00                0.00      4,369,858.92               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: FGIC (Financial Guaranty Insurance Company)- Insurer Premium Amount

                                         Interest Distribution Factors Statement

     Class                Original          Current              Beginning                 Current           Payment of
                              Face      Certificate            Certificate/                Accrued       Unpaid Interest
                            Amount             Rate                Notional               Interest         Shortfall (1)
                                                                    Balance
     I-A-1          275,026,000.00         5.75000%           1000.00000000             4.79166668            0.00000000
     I-A-2           75,000,000.00         5.75000%           1000.00000000             4.79166667            0.00000000
     I-M-1           46,510,000.00         5.01813%           1000.00000000             3.48481251            0.00000000
     I-M-2           24,933,000.00         5.19813%           1000.00000000             3.60981270            0.00000000
     I-M-3           11,508,000.00         5.28813%           1000.00000000             3.67231230            0.00000000
     I-B-1           11,028,000.00         5.96813%           1000.00000000             4.14453482            0.00000000
     I-B-2           10,069,000.00         6.36813%           1000.00000000             4.42231205            0.00000000
     I-B-3            9,590,000.00         7.31813%           1000.00000000             5.08203441            0.00000000
     I-B-4           11,508,000.00         7.56813%           1000.00000000             5.25564564            0.00000000
      I-C             4,315,431.40         0.00000%           1000.00000000             0.00000000            0.00000000
      I-P                   100.00         0.00000%           1000.00000000             0.00000000            0.00000000
     I-R-1                    0.00         0.00000%              0.00000000             0.00000000            0.00000000
    II-1A-1          87,716,000.00         5.50000%           1000.00000000             4.58333337            0.00000000
    II-1A-2           3,550,000.00         5.50000%           1000.00000000             4.58333239            0.00000000
    II-2A-1         202,218,000.00         6.00000%           1000.00000000             5.00000000            0.00000000
    II-2A-2           4,200,000.00         6.00000%           1000.00000000             5.00000000            0.00000000
    II-B-1            7,300,000.00         5.84699%           1000.00000000             4.87249589            0.00000000
    II-B-2            4,705,000.00         5.84699%           1000.00000000             4.87249522            0.00000000
    II-B-3            3,083,000.00         5.84699%           1000.00000000             4.87249757            0.00000000
    II-B-4            2,595,000.00         5.84699%           1000.00000000             4.87249711            0.00000000
    II-B-5            1,622,000.00         5.84699%           1000.00000000             4.87249692            0.00000000
    II-B-6            1,301,979.76         5.84699%           1000.00000000             4.87249510            0.00000000
    II-1PO            1,709,146.00         0.00000%           1000.00000000             0.00000000            0.00000000
     II-1X                    0.00         0.45189%           1000.00000000             0.37657702            0.00000000
    II-2PO            4,460,569.65         0.00000%           1000.00000000             0.00000000            0.00000000
     II-2X                    0.00         0.36214%           1000.00000000             0.30178148            0.00000000
     II-1P                  100.00         0.00000%           1000.00000000             0.00000000            0.00000000
    II-1R-1                  50.00         0.00000%           1000.00000000             0.00000000            0.00000000
    II-1R-2                  50.00         0.00000%           1000.00000000             0.00000000            0.00000000
     II-2P                  100.00         0.00000%           1000.00000000             0.00000000            0.00000000
     FGIC                     0.00         0.07000%           1000.00000000             0.05833333            0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
     I-A-1                0.00000000             0.00000000            4.79166668             0.00000000          989.16761121
     I-A-2                0.00000000             0.00000000            4.79166667             0.00000000          989.16761120
     I-M-1                0.00000000             0.00000000            3.48481251             0.00000000          989.16761127
     I-M-2                0.00000000             0.00000000            3.60981270             0.00000000          989.16761120
     I-M-3                0.00000000             0.00000000            3.67231230             0.00000000          989.16761123
     I-B-1                0.00000000             0.00000000            4.14453482             0.00000000          989.16761153
     I-B-2                0.00000000             0.00000000            4.42231205             0.00000000          989.16761148
     I-B-3                0.00000000             0.00000000            5.08203441             0.00000000          989.16761105
     I-B-4                0.00000000             0.00000000            5.25564564             0.00000000          989.16761123
      I-C                 0.00000000             0.00000000          120.64435783             0.00000000          999.98968353
      I-P                 0.00000000             0.00000000       177056.80000000             0.00000000         1000.00000000
     I-R-1                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-1A-1               0.00000000             0.00000000            4.58333337             0.00000000          989.03860767
    II-1A-2               0.00000000             0.00000000            4.58333239             0.00000000          989.03860845
    II-2A-1               0.00000000             0.00000000            5.00000000             0.00000000          998.20772829
    II-2A-2               0.00000000             0.00000000            5.00000000             0.00000000          998.20772857
    II-B-1                0.00000000             0.00000000            4.87249589             0.00000000          999.05234932
    II-B-2                0.00000000             0.00000000            4.87249522             0.00000000          999.05234857
    II-B-3                0.00000000             0.00000000            4.87249757             0.00000000          999.05234836
    II-B-4                0.00000000             0.00000000            4.87249711             0.00000000          999.05235067
    II-B-5                0.00000000             0.00000000            4.87249692             0.00000000          999.05234895
    II-B-6                0.00000000             0.00000000            4.87249510             0.00000000          999.05224333
    II-1PO                0.00000000             0.00000000            0.00000000             0.00000000          996.14174564
     II-1X                0.00000000             0.00000000            0.37657702             0.00000000          989.72157444
    II-2PO                0.00000000             0.00000000            0.00000000             0.00000000          999.30949627
     II-2X                0.00000000             0.00000000            0.30178148             0.00000000          998.31641361
     II-1P                0.00000000             0.00000000            0.00000000             0.00000000         1000.00000000
    II-1R-1               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
    II-1R-2               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
     II-2P                0.00000000             0.00000000            0.00000000             0.00000000         1000.00000000
     FGIC                 0.00000000             0.00000000            0.05833333             0.00000000          989.16761120

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All Classes are per $1,000 denomination.


                                        CERTIFICATEHOLDER ACCOUNT STATEMENT

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               10,836,980.21
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   230,242.61
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                 17,705.68
Total Deposits                                                                                        11,084,928.50

Withdrawals
     Reserve Funds and Credit Enhancements                                                                     0.00
     Reimbursement for Servicer Advances                                                                       0.00
     Total Administration Fees                                                                           168,159.14
     Payment of Interest and Principal                                                                10,916,769.36
Total Withdrawals (Pool Distribution Amount)                                                          11,084,928.50

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.



                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    167,489.19
Master Servicing Fee- Wells Fargo Bank, N.A.                                                669.95
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               168,159.14

*Servicer Payees include: EMC MTG CORP; GREENPOINT MTG FUNDING, INC; HARBOURSIDE MORTGAGE; HSBC
BANK USA, NA; IMPAC FUNDING CORPORATION; PHH US MTG CORP; WATERFIELD MTG CORP; WELLS FARGO BANK,
N.A.


                                              Reserve and Guaranty Funds

               Account Name             Beginning                Current               Current                 Ending
                                          Balance            Withdrawals              Deposits                Balance
    Policy Payments Account                  0.00                   0.00                  0.00                   0.00
       Net WAC Reserve Fund              5,000.00              10,363.96             10,363.96               5,000.00
    Class II-R Certificate                 100.00                 100.00                  0.00                   0.00
                    Account
     Class I-P Certificate                 100.00                   0.00                  0.00                 100.00
                    Account
   Class II-1P Certificate                 100.00                   0.00                  0.00                 100.00
                    Account
   Class II-2P Certificate                 100.00                   0.00                  0.00                 100.00
                    Account

NOTE: Insurer- Financial Guaranty Insurance Company

                                     COLLATERAL STATEMENT
Collateral Description                                                             Mixed Fixed
Weighted Average Gross Coupon                                                        6.752115%
Weighted Average Pass-Through Rate                                                   6.496104%
Weighted Average Remaining Term                                                            335

Beginning Scheduled Collateral Loan Count                                                3,041
Number Of Loans Paid In Full                                                                24
Ending Scheduled Collateral Loan Count                                                   3,017

Beginning Scheduled Collateral Balance                                          803,948,126.73
Ending Scheduled Collateral Balance                                             797,401,272.17
Ending Actual Collateral Balance at 31-Jan-2006                                 797,705,341.88

Monthly P&I Constant                                                              4,931,863.69
Special Servicing Fee                                                                     0.00
Prepayment Penalty Waived Amount                                                          0.00
Prepayment Penalty Waived Count                                                              0
Prepayment Penalty Paid Amount                                                       17,705.68
Prepayment Penalty Paid Count                                                                4
Realized Loss Amount                                                                      0.00
Cumulative Realized Loss                                                                  0.00

Class A Optimal Amount                                                            8,399,394.73
Class AP Deferred Amount                                                                  0.00

Scheduled Principal                                                                 408,238.39
Unscheduled Principal                                                             6,138,615.90



                                        Group Level Collateral Statement

Group                                                                    Group I                          Group II-1
 Collateral Description                                               Mixed Fixed                         Mixed Fixed
 Weighted Average Coupon Rate                                            6.998123                            6.108208
 Weighted Average Net Rate                                               6.748123                            5.858208
 Pass-Through Rate                                                       6.747123                            5.857208
 Weighted Average Remaining Term                                              358                                 175
 Record Date                                                           01/31/2006                          01/31/2006
 Principal And Interest Constant                                     2,893,805.15                          719,821.88
 Beginning Loan Count                                                       1,948                                 355
 Loans Paid in Full                                                            22                                   1
 Ending Loan Count                                                          1,926                                 354
 Beginning Scheduled Balance                                       479,487,430.88                       99,281,071.22
 Ending Scheduled Balance                                          474,340,139.04                       98,260,618.12
 Scheduled Principal                                                    97,545.28                          214,464.01
 Unscheduled Principal                                               5,049,746.56                          805,989.09
 Scheduled Interest                                                  2,796,259.87                          505,357.87
 Servicing Fees                                                         99,893.21                           20,683.56
 Master Servicing Fees                                                     399.57                               82.73
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                                   0.00                                0.00
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        2,695,967.09                          484,591.58
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         17,705.68                                0.00
 Prepayment Penalty Paid Count                                                  4                                   0
 Special Servicing Fee                                                       0.00                                0.00



                                        Group Level Collateral Statement

Group                                                                 Group II-2                               Total
 Collateral Description                                               Mixed Fixed                         Mixed Fixed
 Weighted Average Coupon Rate                                            6.512175                            6.752115
 Weighted Average Net Rate                                               6.262175                            6.502115
 Pass-Through Rate                                                       6.243284                            6.496104
 Weighted Average Remaining Term                                              357                                 335
 Record Date                                                           01/31/2006                          01/31/2006
 Principal And Interest Constant                                     1,318,236.66                        4,931,863.69
 Beginning Loan Count                                                         738                               3,041
 Loans Paid in Full                                                             1                                  24
 Ending Loan Count                                                            737                               3,017
 Beginning Scheduled Balance                                       225,179,624.36                      803,948,126.46
 Ending Scheduled Balance                                          224,800,515.01                      797,401,272.17
 Scheduled Principal                                                    96,229.10                          408,238.39
 Unscheduled Principal                                                 282,880.25                        6,138,615.90
 Scheduled Interest                                                  1,222,007.56                        4,523,625.30
 Servicing Fees                                                         46,912.42                          167,489.19
 Master Servicing Fees                                                     187.65                              669.95
 Trustee Fee                                                                 0.00                                0.00
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                               3,357.15                            3,357.15
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,171,550.34                        4,352,109.01
 Realized Loss Amount                                                        0.00                                0.00
 Cumulative Realized Loss                                                    0.00                                0.00
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                              0.00                           17,705.68
 Prepayment Penalty Paid Count                                                  0                                   4
 Special Servicing Fee                                                       0.00                                0.00


                            Additional Reporting - Deal Level



                                   Structural Reporting
3 Month Rolling Average Delinquency                                             0.005301%


                                 Trigger Event Reporting
Group I Extra Principal Distribution Trigger
     Group I Turbo & Call Trigger                                                   FALSE
Delinquency Percentage Trigger Group II
     Trigger Result                                                                  Pass
     Threshold Value                                                                  N/A
     Calculated Value                                                                 N/A
Cumulative Loss Trigger Group II
     Trigger Result                                                                  Pass
     Threshold Value                                                                  N/A
     Calculated Value                                                                 N/A
Shifting Interest Delinquency/Loss TriggerGroup II
     Trigger Result                                                                  Pass
     Threshold Value                                                                  N/A
     Calculated Value                                                                 N/A



                                      Additional Reporting - Group Level

                                            Miscellaneous Reporting

        Group I
        Group I Overcollateralized Amount                                                4,315,430.88
        Group I Overcollateralized Increase Amt                                                  0.00
        Group I Overcollateralized Release Amt                                                  44.00
        Group I Overcollateralized Target Amount                                         4,315,386.88
        Group I Extra Principal Distribution Amt                                                 0.00

                                             Structural Reporting

        Group I
        Net WAC Rate Carryover Amount Group 1                                               10,363.96
        Net WAC Rate Carryover Amount I-A-1                                                      0.00
        Net WAC Rate Carryover Amount I-A-2                                                      0.00
        Net WAC Rate Carryover Amount I-M-1                                                      0.00
        Net WAC Rate Carryover Amount I-M-2                                                      0.00
        Net WAC Rate Carryover Amount I-M-3                                                      0.00
        Net WAC Rate Carryover Amount I-B-1                                                      0.00
        Net WAC Rate Carryover Amount I-B-2                                                      0.00
        Net WAC Rate Carryover Amount I-B-3                                                  3,802.75
        Net WAC Rate Carryover Amount I-B-4                                                  6,561.21

        Group II-1
        Senior Percentage II-1                                                             93.537152%
        Subordinate Percentage II-1                                                         6.462848%
        Senior Prepayment Percentage II-1                                                 100.000000%
        Subordinate Prepayment Percentage II-1                                              0.000000%

        Group II-2
        Senior Percentage II-2                                                             93.520698%
        Subordinate Percentage II-2                                                         6.479302%
        Senior Prepayment Percentage II-2                                                 100.000000%
        Subordinate Prepayment Percentage II-2                                              0.000000%


                               LOAN STATUS STRATIFICATION/CREDIT ENHANCEMENT STATEMENT

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Principal Balance   Principal Balance    Principal Balance   Principal Balance    Principal Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      105                 0                    0                   0                    105
             32,168,920.11       0.00                 0.00                0.00                 32,168,920.11

60 Days      17                  0                    0                   0                    17
             5,237,570.33        0.00                 0.00                0.00                 5,237,570.33

90 Days      1                   0                    0                   0                    1
             154,845.40          0.00                 0.00                0.00                 154,845.40

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       123                 0                    0                   0                    123
             37,561,335.84       0.00                 0.00                0.00                 37,561,335.84

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Principal Balance   Principal Balance    Principal Balance   Principal Balance    Principal Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      3.480278%           0.000000%            0.000000%           0.000000%            3.480278%
             4.032682%           0.000000%            0.000000%           0.000000%            4.032682%

60 Days      0.563474%           0.000000%            0.000000%           0.000000%            0.563474%
             0.656580%           0.000000%            0.000000%           0.000000%            0.656580%

90 Days      0.033146%           0.000000%            0.000000%           0.000000%            0.033146%
             0.019411%           0.000000%            0.000000%           0.000000%            0.019411%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       4.076898%           0.000000%            0.000000%           0.000000%            4.076898%
             4.708673%           0.000000%            0.000000%           0.000000%            4.708673%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     230,242.61


                                                 Delinquency Status By Groups

                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total

Group I                 No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Principal Balance    Principal Balance     Principal Balance    Principal Balance    Principal Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 75                   0                     0                    0                    75
                        22,065,169.80        0.00                  0.00                 0.00                 22,065,169.80

60 Days                 6                    0                     0                    0                    6
                        2,514,684.00         0.00                  0.00                 0.00                 2,514,684.00

90 Days                 0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

120 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

150 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

180+ Days               0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

Totals                  81                   0                     0                    0                    81
                        24,579,853.80        0.00                  0.00                 0.00                 24,579,853.80


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 3.894081%            0.000000%             0.000000%            0.000000%            3.894081%
                        4.651084%            0.000000%             0.000000%            0.000000%            4.651084%

60 Days                 0.311526%            0.000000%             0.000000%            0.000000%            0.311526%
                        0.530066%            0.000000%             0.000000%            0.000000%            0.530066%

90 Days                 0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

120 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

150 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

180+ Days               0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

Totals                  4.205607%            0.000000%             0.000000%            0.000000%            4.205607%
                        5.181150%            0.000000%             0.000000%            0.000000%            5.181150%


                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total
Group II-1              No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Principal Balance    Principal Balance     Principal Balance    Principal Balance    Principal Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 8                    0                     0                    0                    8
                        2,262,948.41         0.00                  0.00                 0.00                 2,262,948.41

60 Days                 3                    0                     0                    0                    3
                        900,800.00           0.00                  0.00                 0.00                 900,800.00

90 Days                 0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

120 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

150 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

180+ Days               0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

Totals                  11                   0                     0                    0                    11
                        3,163,748.41         0.00                  0.00                 0.00                 3,163,748.41


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 2.259887%            0.000000%             0.000000%            0.000000%            2.259887%
                        2.299383%            0.000000%             0.000000%            0.000000%            2.299383%

60 Days                 0.847458%            0.000000%             0.000000%            0.000000%            0.847458%
                        0.915303%            0.000000%             0.000000%            0.000000%            0.915303%

90 Days                 0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

120 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

150 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

180+ Days               0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

Totals                  3.107345%            0.000000%             0.000000%            0.000000%            3.107345%
                        3.214686%            0.000000%             0.000000%            0.000000%            3.214686%


                        DELINQUENT           BANKRUPTCY            FORECLOSURE          REO                  Total
Group II-2              No. of Loans         No. of Loans          No. of Loans         No. of Loans         No. of Loans
                        Principal Balance    Principal Balance     Principal Balance    Principal Balance    Principal Balance
0-29 Days                                    0                     0                    0                    0
                                             0.00                  0.00                 0.00                 0.00

30 Days                 22                   0                     0                    0                    22
                        7,840,801.90         0.00                  0.00                 0.00                 7,840,801.90

60 Days                 8                    0                     0                    0                    8
                        1,822,086.33         0.00                  0.00                 0.00                 1,822,086.33

90 Days                 1                    0                     0                    0                    1
                        154,845.40           0.00                  0.00                 0.00                 154,845.40

120 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

150 Days                0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

180+ Days               0                    0                     0                    0                    0
                        0.00                 0.00                  0.00                 0.00                 0.00

Totals                  31                   0                     0                    0                    31
                        9,817,733.63         0.00                  0.00                 0.00                 9,817,733.63


0-29 Days                                    0.000000%             0.000000%            0.000000%            0.000000%
                                             0.000000%             0.000000%            0.000000%            0.000000%

30 Days                 2.985075%            0.000000%             0.000000%            0.000000%            2.985075%
                        3.486651%            0.000000%             0.000000%            0.000000%            3.486651%

60 Days                 1.085482%            0.000000%             0.000000%            0.000000%            1.085482%
                        0.810246%            0.000000%             0.000000%            0.000000%            0.810246%

90 Days                 0.135685%            0.000000%             0.000000%            0.000000%            0.135685%
                        0.068857%            0.000000%             0.000000%            0.000000%            0.068857%

120 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

150 Days                0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

180+ Days               0.000000%            0.000000%             0.000000%            0.000000%            0.000000%
                        0.000000%            0.000000%             0.000000%            0.000000%            0.000000%

Totals                  4.206242%            0.000000%             0.000000%            0.000000%            4.206242%
                        4.365753%            0.000000%             0.000000%            0.000000%            4.365753%






                REO Detail - All Mortgage Loans in REO during Current Period


 Summary                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current REO Total                                                 Jul-05            0.000%
     Loans in REO                              0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group I                                                             12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current REO Total                                                 Jul-05            0.000%
     Loans in REO                              0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-1                                                          12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current REO Total                                                 Jul-05            0.000%
     Loans in REO                              0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-2                                                          12 Month REO History*
 New REO Loans                                                     Month        REO Percentage
     Loans in REO                              0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current REO Total                                                 Jul-05            0.000%
     Loans in REO                              0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



               REO Loan Detail - All Mortgage Loans in REO during Current Period

                                           Month
                                            Loan            First                                               Original
                          Loan           Entered          Payment                             LTV at           Principal
      Group             Number               REO             Date           State        Origination             Balance


                              No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                           Current           Paid                            Current         Approximate
                           Loan          Principal             To           Months              Loan          Delinquent
      Group              Number            Balance           Date       Delinquent              Rate            Interest

                                      No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current Foreclosure Total                                         Jul-05            0.000%
     Loans in Foreclosure                      0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group I                                                           12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current Foreclosure Total                                         Jul-05            0.000%
     Loans in Foreclosure                      0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group II-1                                                        12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current Foreclosure Total                                         Jul-05            0.000%
     Loans in Foreclosure                      0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



 Group II-2                                                        12 Month Foreclosure History*
 New Foreclosure Loans                                             Month     Foreclosure Percentage
     Loans in Foreclosure                      0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current Foreclosure Total                                         Jul-05            0.000%
     Loans in Foreclosure                      0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                Current               Paid                        Current          Approximate
                                  Loan        Principal                 To         Months            Loan           Delinquent
        Group                   Number          Balance               Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period



              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period


 Summary                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current Bankruptcy Total                                          Jul-05            0.000%
     Loans in Bankruptcy                       0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group I                                                             12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current Bankruptcy Total                                          Jul-05            0.000%
     Loans in Bankruptcy                       0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-1                                                          12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current Bankruptcy Total                                          Jul-05            0.000%
     Loans in Bankruptcy                       0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.


 Group II-2                                                          12 Month Bankruptcy History*
 New Bankruptcy Loans                                              Month    Bankruptcy Percentage
     Loans in Bankruptcy                       0                   Mar-05            0.000%
     Original Principal Balance             0.00                   Apr-05            0.000%
     Current Principal Balance              0.00                   May-05            0.000%
                                                                   Jun-05            0.000%
 Current Bankruptcy Total                                          Jul-05            0.000%
     Loans in Bankruptcy                       0                   Aug-05            0.000%
     Original Principal Balance             0.00                   Sep-05            0.000%
     Current Principal Balance              0.00                   Oct-05            0.000%
                                                                   Nov-05            0.000%
                                                                   Dec-05            0.000%
                                                                   Jan-06            0.000%
                                                                   Feb-06            0.000%

                                                                *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                                remittance report can be viewed online at www.ctslink.com.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

      Group                   Loan     Month Loan          First        State            LTV at            Original
                            Number        Entered        Payment                     Origination          Principal
                                       Bankruptcy           Date                                            Balance

                                        No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

       Group                  Loan            Current        Paid To        Months         Current        Approximate
                            Number          Principal           Date     Delinquent      Loan Rate         Delinquent
                                              Balance                                                        Interest

                                          No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with          Principal       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
        Group I                          0               0.00              0.00             0.000%
       Group II-1                        0               0.00              0.00             0.000%
       Group II-2                        0               0.00              0.00             0.000%
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan          Principal          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


Summary



   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Mar-2005             N/A             N/A                        Mar-2005              N/A               N/A
         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Mar-2005             N/A             N/A                        Mar-2005              N/A               N/A
         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group I


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Mar-2005             N/A             N/A                        Mar-2005              N/A               N/A
         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Mar-2005             N/A             N/A                        Mar-2005              N/A               N/A
         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group II-1


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Mar-2005             N/A             N/A                        Mar-2005              N/A               N/A
         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Mar-2005             N/A             N/A                        Mar-2005              N/A               N/A
         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.





Group II-2


   MDR                                                          SDA
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                               SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Mar-2005             N/A             N/A                        Mar-2005              N/A               N/A
         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




   CDR                                                          Loss Severity Approximation
      Current Month                        0.000%               Current Month                                 0.000%
      3 Month Average                      0.000%               3 Month Average                               0.000%
      12 Month Average                     0.000%               12 Month Average                              0.000%


                  CDR: Current vs. 12mo Average*                          Loss Severity: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month             Current          12mo Avg.


         Mar-2005             N/A             N/A                        Mar-2005              N/A               N/A
         Apr-2005             N/A             N/A                        Apr-2005              N/A               N/A
         May-2005             N/A             N/A                        May-2005              N/A               N/A
         Jun-2005             N/A             N/A                        Jun-2005              N/A               N/A
         Jul-2005             N/A             N/A                        Jul-2005              N/A               N/A
         Aug-2005             N/A             N/A                        Aug-2005              N/A               N/A
         Sep-2005             N/A             N/A                        Sep-2005              N/A               N/A
         Oct-2005             N/A             N/A                        Oct-2005              N/A               N/A
         Nov-2005             N/A             N/A                        Nov-2005              N/A               N/A
         Dec-2005             N/A             N/A                        Dec-2005              N/A               N/A
         Jan-2006             N/A             N/A                        Jan-2006              N/A               N/A
         Feb-2006          0.000%             N/A                        Feb-2006           0.000%               N/A

   *The text reported in the above table is presented           *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The       graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at       monthly bond remittance report can be viewed online at
   www.ctslink.com.                                             www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Principal Balance of Liquidated Loans)/ sum(Beg Principal Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR /(WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 - ((WAS
- 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Principal Balance of Liquidated Loans)










               Prepayment Detail - Prepayments during Current Period
Summary
                                  Loans Paid In Full                                Repurchased Loans

                                         Original            Current                      Original            Current
                                        Principal          Principal                     Principal          Principal
       Group             Count            Balance            Balance      Count            Balance            Balance
      Group I               22       5,003,605.00       5,003,186.99          0               0.00               0.00
    Group II-1               1         797,000.00         794,775.08          0               0.00               0.00
    Group II-2               1         168,750.00         168,750.00          0               0.00               0.00
       Total                24       5,969,355.00       5,966,712.07          0               0.00               0.00

              Prepayment Detail - Prepayments during Current Period (continued)

Summary
                              Substitution Loans                           Liquidated Loans                   Curtailments

                                    Original          Current                    Original         Current
                                   Principal        Principal                   Principal       Principal      Curtailment
      Group            Count         Balance          Balance      Count         Balance          Balance           Amount
     Group I               0            0.00             0.00          0             0.00            0.00        46,704.33
    Group II-1             0            0.00             0.00          0             0.00            0.00        11,214.01
    Group II-2             0            0.00             0.00          0             0.00            0.00       114,130.25
      Total                0            0.00             0.00          0             0.00            0.00       172,048.59


               Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                Loan                             LTV at            Payment         Principal        Prepayment
       Group                  Number            State       Origination               Date           Balance            Amount
      Group I             0000201959               MA              80.00       01-Nov-2005        171,200.00        171,200.00
      Group I             0000306590               GA              75.00       01-Nov-2005        975,000.00        975,000.00
      Group I             0000460815               AL              80.00       01-Dec-2005         50,880.00         50,747.83
      Group I             0000900668               MO              70.00       01-Jan-2006         51,975.00         51,975.00
      Group I             0002386320               IL              36.11       01-Oct-2005         54,000.00         54,000.00
      Group I             0002392543               CO              80.00       01-Dec-2005        103,200.00        103,200.00
      Group I             0002437332               OR              79.97       01-Jan-2006        124,650.00        124,650.00
      Group I             0012657763               NJ              80.00       01-Nov-2005        282,000.00        282,000.00
      Group I             0012830923               GA              80.00       01-Nov-2005        265,600.00        265,600.00
      Group I             0012830972               GA              80.00       01-Nov-2005        265,600.00        265,600.00
      Group I             0013056981               VA              80.00       01-Jan-2006        556,000.00        556,000.00
      Group I             0013159488               ID              80.00       01-Jan-2006         93,600.00         93,600.00
      Group I             0021046703               MI              80.00       01-Nov-2005        163,600.00        163,600.00
      Group I             0077939549               VA              75.00       01-Nov-2005        360,000.00        360,000.00
      Group I             0905080233               AZ              80.00       01-Nov-2005        172,000.00        172,000.00
      Group I             1460001291               TX              80.00       01-Nov-2005        112,000.00        111,601.45
      Group I             2021010894               ID              80.00       01-Dec-2005        183,200.00        183,200.00
      Group I             2530000288               CO              74.52       01-Sep-2005        395,000.00        395,000.00
      Group I             4500509054               GA              80.00       01-Dec-2005         79,200.00         79,199.75
      Group I             5001001116               MI              75.00       01-Nov-2005        105,000.00        104,968.20
      Group I             5002001370               NV              80.00       01-Nov-2005        160,000.00        160,000.00
      Group I             5150350344               GA              79.98       01-Oct-2005        279,900.00        279,900.00
    Group II-1            0002382207               CA              65.33       01-Sep-2005        797,000.00        794,775.08
    Group II-2            1103491766               NJ              90.00       01-Nov-2005        168,750.00        168,750.00


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
       Group                    Number               Type         Delinquent              Rate            Term       Seasoning
      Group I               0000201959       Loan Paid in Full           0              8.250%             360               3
      Group I               0000306590       Loan Paid in Full           0              7.625%             360               3
      Group I               0000460815       Loan Paid in Full           0              6.750%             360               2
      Group I               0000900668       Loan Paid in Full           0              7.500%             360               1
      Group I               0002386320       Loan Paid in Full           0              7.125%             360               4
      Group I               0002392543       Loan Paid in Full           0              8.125%             360               2
      Group I               0002437332       Loan Paid in Full           0              7.375%             360               1
      Group I               0012657763       Loan Paid in Full           0              6.625%             360               3
      Group I               0012830923       Loan Paid in Full           0              6.875%             360               3
      Group I               0012830972       Loan Paid in Full           0              6.875%             360               3
      Group I               0013056981       Loan Paid in Full           0              7.375%             360               1
      Group I               0013159488       Loan Paid in Full           0              8.000%             360               1
      Group I               0021046703       Loan Paid in Full           0              7.375%             360               3
      Group I               0077939549       Loan Paid in Full           0              7.250%             360               3
      Group I               0905080233       Loan Paid in Full           0              7.000%             360               3
      Group I               1460001291       Loan Paid in Full           0              6.625%             360               3
      Group I               2021010894       Loan Paid in Full           0              7.000%             360               2
      Group I               2530000288       Loan Paid in Full           0              7.875%             360               5
      Group I               4500509054       Loan Paid in Full           0              6.875%             360               2
      Group I               5001001116       Loan Paid in Full           0              7.375%             360               3
      Group I               5002001370       Loan Paid in Full           0              7.750%             360               3
      Group I               5150350344       Loan Paid in Full           0              7.000%             360               4
     Group II-1             0002382207       Loan Paid in Full           0              5.750%             180               5
     Group II-2             1103491766       Loan Paid in Full           0              8.500%             360               3


                                            Prepayment - Voluntary Prepayments

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.764%       Current Month              8.792%        Current Month               1,680.750%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Mar-2005          N/A           N/A                          Mar-2005          N/A           N/A
         Apr-2005          N/A           N/A                          Apr-2005          N/A           N/A
         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       8.792%           N/A                          Feb-2006   1,680.750%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group I
     SMM                                   CPR                                      PSA
     Current Month            1.053%       Current Month             11.933%        Current Month               2,790.983%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Mar-2005          N/A           N/A                          Mar-2005          N/A           N/A
         Apr-2005          N/A           N/A                          Apr-2005          N/A           N/A
         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006      11.933%           N/A                          Feb-2006   2,790.983%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II-1
     SMM                                   CPR                                      PSA
     Current Month            0.814%       Current Month              9.338%        Current Month               1,055.902%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Mar-2005          N/A           N/A                          Mar-2005          N/A           N/A
         Apr-2005          N/A           N/A                          Apr-2005          N/A           N/A
         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       9.338%           N/A                          Feb-2006   1,055.902%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.


  Group II-2
     SMM                                   CPR                                      PSA
     Current Month            0.126%       Current Month              1.498%        Current Month                 264.271%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Mar-2005          N/A           N/A                          Mar-2005          N/A           N/A
         Apr-2005          N/A           N/A                          Apr-2005          N/A           N/A
         May-2005          N/A           N/A                          May-2005          N/A           N/A
         Jun-2005          N/A           N/A                          Jun-2005          N/A           N/A
         Jul-2005          N/A           N/A                          Jul-2005          N/A           N/A
         Aug-2005          N/A           N/A                          Aug-2005          N/A           N/A
         Sep-2005          N/A           N/A                          Sep-2005          N/A           N/A
         Oct-2005          N/A           N/A                          Oct-2005          N/A           N/A
         Nov-2005          N/A           N/A                          Nov-2005          N/A           N/A
         Dec-2005          N/A           N/A                          Dec-2005          N/A           N/A
         Jan-2006          N/A           N/A                          Jan-2006          N/A           N/A
         Feb-2006       1.498%           N/A                          Feb-2006     264.271%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

              Loan       Beginning         Current          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment


                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

            Loan         Current       Current          Current          Loan         Current        Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                            Repurchases

               Loan                  Current                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period



                     Interest Rate Stratification

                                Summary                                                       Group I

            Current     Number of           Aggregate    Percentage of      Number of           Aggregate    Percentage of
      Interest Rate         Loans         Outstanding       Balance(%)           Loans        Outstanding       Balance(%)
           Range(%)                        Balance($)                                          Balance($)
            < 5.000             0                0.00            0.000               0               0.00            0.000
     5.000    5.249             5        3,213,140.38            0.403               1         482,261.62            0.102
     5.250    5.499            21       10,281,251.57            1.289               0               0.00            0.000
     5.500    5.749            70       30,518,967.10            3.827               5       1,594,973.01            0.336
     5.750    5.999           176       62,430,029.20            7.829              38      12,484,865.30            2.632
     6.000    6.249           189       60,192,356.76            7.549              90      29,180,927.11            6.152
     6.250    6.499           373      113,962,822.00           14.292             179      53,611,545.77           11.302
     6.500    6.749           408      114,195,272.86           14.321             244      67,166,029.47           14.160
     6.750    6.999           535      132,432,059.47           16.608             369      91,383,553.04           19.265
     7.000    7.249           289       66,568,606.96            8.348             227      52,492,270.93           11.066
     7.250    7.499           296       69,081,173.94            8.663             233      55,792,069.88           11.762
     7.500    7.749           273       52,947,628.83            6.640             218      40,575,202.54            8.554
     7.750    7.999           162       35,927,502.41            4.506             126      27,870,506.49            5.876
     8.000    8.249            78       16,167,270.57            2.027              66      14,150,364.62            2.983
     8.250    8.499            49        9,582,135.88            1.202              43       8,945,488.53            1.886
     8.500    8.749            35        7,939,034.15            0.996              32       7,038,486.74            1.484
     8.750    8.999            29        4,612,457.58            0.578              28       4,477,397.57            0.944
     9.000    9.249             9        3,858,473.79            0.484               9       3,858,473.79            0.813
     9.250    9.499             7        1,163,033.95            0.146               6       1,083,879.05            0.229
     9.500    9.749             7        1,104,643.58            0.139               7       1,104,643.58            0.233
     9.750    9.999             5        1,101,811.19            0.138               4         925,600.00            0.195
    10.000   10.249             0                0.00            0.000               0               0.00            0.000
    10.250   10.499             0                0.00            0.000               0               0.00            0.000
    10.500   10.749             0                0.00            0.000               0               0.00            0.000
    10.750   10.999             0                0.00            0.000               0               0.00            0.000
    11.000   11.249             0                0.00            0.000               0               0.00            0.000
    11.250   11.499             1          121,600.00            0.015               1         121,600.00            0.026
 >= 11.500                      0                0.00            0.000               0               0.00            0.000
              Total         3,017      797,401,272.17          100.000           1,926     474,340,139.04          100.000


               Interest Rate Stratification (continued)

                              Group II-1                                                      Group II-2

            Current     Number of           Aggregate    Percentage of       Number of           Aggregate    Percentage of
      Interest Rate         Loans         Outstanding       Balance(%)            Loans        Outstanding       Balance(%)
           Range(%)                        Balance($)                                           Balance($)
            < 5.000             0                0.00            0.000                0               0.00            0.000
     5.000    5.249             4        2,730,878.76            2.779                0               0.00            0.000
     5.250    5.499            19        9,418,490.18            9.585                2         862,761.39            0.384
     5.500    5.749            45       18,171,920.03           18.494               20      10,752,074.06            4.783
     5.750    5.999            51       15,692,208.17           15.970               87      34,252,955.73           15.237
     6.000    6.249            43       11,627,594.60           11.833               56      19,383,835.05            8.623
     6.250    6.499            46       11,012,657.55           11.208              148      49,338,618.68           21.948
     6.500    6.749            38        9,639,194.72            9.810              126      37,390,048.67           16.633
     6.750    6.999            54       10,916,031.56           11.109              112      30,132,474.87           13.404
     7.000    7.249            18        3,036,669.12            3.090               44      11,039,666.91            4.911
     7.250    7.499            14        2,251,570.02            2.291               49      11,037,534.04            4.910
     7.500    7.749            10        1,799,783.91            1.832               45      10,572,642.38            4.703
     7.750    7.999             9        1,571,592.32            1.599               27       6,485,403.60            2.885
     8.000    8.249             1          204,372.28            0.208               11       1,812,533.67            0.806
     8.250    8.499             0                0.00            0.000                6         636,647.35            0.283
     8.500    8.749             1          108,500.00            0.110                2         792,047.41            0.352
     8.750    8.999             0                0.00            0.000                1         135,060.01            0.060
     9.000    9.249             0                0.00            0.000                0               0.00            0.000
     9.250    9.499             1           79,154.90            0.081                0               0.00            0.000
     9.500    9.749             0                0.00            0.000                0               0.00            0.000
     9.750    9.999             0                0.00            0.000                1         176,211.19            0.078
    10.000   10.249             0                0.00            0.000                0               0.00            0.000
    10.250   10.499             0                0.00            0.000                0               0.00            0.000
    10.500   10.749             0                0.00            0.000                0               0.00            0.000
    10.750   10.999             0                0.00            0.000                0               0.00            0.000
    11.000   11.249             0                0.00            0.000                0               0.00            0.000
    11.250   11.499             0                0.00            0.000                0               0.00            0.000
 >= 11.500                      0                0.00            0.000                0               0.00            0.000
              Total           354       98,260,618.12          100.000              737     224,800,515.01          100.000

                                                 Supplemental Reporting

Closing Date
January 31, 2006

Determination Date
With respect to any Distribution Date, the 15th day of the month of such Distribution Date or, if such 15th day is not a Business Day, the immediately preceding Business Day.

Distribution Date
The 25th day of each calendar month after the initial issuance of the Certificates, or if such 25th day is not a
Business Day, the next succeeding Business Day, commencing in February 2006.

Interest Determination Date
Shall mean the second LIBOR Business Day preceding the commencement of each Interest Accrual Period.

Interest Accrual Period
With respect to any Distribution Date and the Class I-A-1, Class I-A-2, Class II-1A-1, Class II-1A-2, Class II-2A-1,
Class II-2A-2, Class II-1X and Class II-B Certificates, the calendar month immediately preceding the calendar month in which such Distribution Date occurs. With respect to any Distribution Date and the Class I-M and Class I-B Certificates,
the period from and including the 25th day of the calendar month preceding the month in which such Distribution Date occurs (or, with respect to the first Interest Accrual Period for the Class I-M and Class I-B Certificates, the Closing
Date) to and including the 24th day of the calendar month in which such Distribution Date occurs. The Class R, Class P and Class II-PO Certificates are not entitled to distributions of interest and do not have an Interest Accrual Period.



 EX-99.2


CONSOLIDATED FINANCIAL STATEMENTS
Financial Guaranty Insurance Company and Subsidiaries
December 31, 2005
with Report of Independent Auditors

Financial Guaranty Insurance Company and Subsidiaries

Consolidated Financial Statements


December 31, 2005

Contents

Report of Registered Public Accounting Firm........1
Consolidated Balance Sheets........................2
Consolidated Statements of Income..................3
Consolidated Statements of Stockholder's Equity....4
Consolidated Statements of Cash Flows..............5
Notes to Consolidated Financial Statements.........6

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder
Financial Guaranty Insurance Company

We have audited the accompanying consolidated balance sheets of Financial Guaranty Insurance Company and Subsidiaries (the "Company") as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholder's equity and cash flows for the years ended December 31, 2005 and 2004 and the periods from December 18, 2003 through December 31, 2003 and from January 1, 2003 through December 17, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of the Company as of December 31, 2005 and 2004, and the consolidated results of their operations and their cash flows for the years ended December 31, 2005 and 2004 and the periods from December 18, 2003 through December 31, 2003 and from January 1, 2003 through December 17, 2003, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
January 23, 2006

Financial Guaranty Insurance Company and Subsidiaries
Consolidated Balance Sheets
(Dollars in thousands, except per share amounts)

                                                                                December 31
                                                                            2005             2004
Assets
Fixed maturity securities, at fair value (amortized cost of
 $3,277,291 in 2005 and $2,921,320 in 2004)                           $3,258,738       $2,938,856
Short-term investments                                                   159,334          140,473
Total investments                                                      3,418,072        3,079,329
Cash and cash equivalents                                                 45,077           69,292
Accrued investment income                                                 42,576           36,580
Reinsurance recoverable on losses                                          3,271            3,054
Prepaid reinsurance premiums                                             110,636          109,292
Deferred policy acquisition costs                                         63,330           33,835
Receivable from related parties                                            9,539              802
Property and equipment, net of accumulated depreciation
 of $885 in 2005 and $164 in 2004                                          3,092            2,408
Prepaid expenses and other assets                                         10,354            7,826
Federal income taxes receivable                                            2,158                -
Total assets                                                          $3,708,105       $3,342,418

Liabilities and stockholder's equity
Liabilities:
 Unearned premiums                                                    $1,201,163       $1,043,334
 Loss and loss adjustment expenses                                        54,812           39,181
 Ceded reinsurance balances payable                                        1,615            3,826
 Accounts payable, accrued expenses and other liabilities                 36,359           22,874
 Payable for securities purchased                                              -            5,715
 Capital lease obligations                                                 4,262            6,446
 Federal income taxes payable                                                  -            4,401
 Deferred income taxes                                                    42,463           38,765
Total liabilities                                                      1,340,674        1,164,542

Stockholder's equity:
 Common stock, par value $1,500 per share; 10,000 shares
  authorized, issued and outstanding                                      15,000           15,000
 Additional paid-in capital                                            1,894,983        1,882,772
 Accumulated other comprehensive (loss) income, net of tax              (13,597)           15,485
 Retained earnings                                                       471,045          264,619
Total stockholder's equity                                             2,367,431        2,177,876
Total liabilities and stockholder's equity                            $3,708,105       $3,342,418

See accompanying notes to consolidated financial statements.

Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Income
(Dollars in thousands)



                                                 Successor                        Predecessor
                                   -----------------------------------------     ------------
                                                                 Period from      Period from
                                                                December 18,       January 1,
                                                                        2003             2003
                                     Year ended     Year ended       through          through
                                   December 31,   December 31,  December 31,     December 17,
                                           2005           2004          2005             2003

Revenues:
 Gross premiums written                $410,202       $323,575       $12,213         $248,112
 Reassumed ceded premiums                     -          4,959         6,300           14,300
 Ceded premiums written                (29,148)       (14,656)          (39)         (14,852)
 Net premiums written                   381,054        313,878        18,474          247,560
 Increase in net unearned premiums    (156,485)      (138,929)       (9,892)        (105,811)
Net premiums earned                     224,569        174,949         8,582          141,749

Net investment income                   117,072         97,709         4,269          112,619
Net realized gains                          101            559             -           31,506
Net mark-to-market losses on credit
 derivative contracts                     (167)              -             -                -
Other income                                762            736            44              580
Total revenues                          342,337        273,953        12,895          286,454

Expenses:
 Loss and loss adjustment expenses       18,506          5,922           236          (6,757)
 Underwriting expenses                   82,064         73,426         7,622           54,481
 Policy acquisition costs deferred     (38,069)       (32,952)       (2,931)         (23,641)
 Amortization of deferred policy
  acquisition costs                       8,302          2,038            10           15,563
Total expenses                           70,803         48,434         4,937           39,646

Income before income tax expense
 (benefit)                              271,534        225,519         7,958          246,808

Income tax expense (benefit):
 Current                                 32,370         42,510         1,191           57,071
 Deferred                                32,738         12,923           573          (1,612)
Total income tax expense                 65,108         55,433         1,764           55,459
Income before extraordinary item        206,426        170,086         6,194          191,349
Extraordinary gain                            -              -        13,852                -
Net income                             $206,426       $170,086       $20,046         $191,349

See accompanying notes to consolidated financial statements.

Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Stockholder's Equity
(Dollars in thousands)

                                                                              Accumulated Other
                                                              Additional          Comprehensive
                                                     Common      Paid-in         (Loss) Income,        Retained
                                                      Stock      Capital             Net of Tax        Earnings          Total


Predecessor
Balance at January 1, 2003                          $15,000     $383,511                $49,499      $1,740,885     $2,188,895
Net income                                                -            -                      -         191,349        191,349
Other comprehensive income (loss):
 Change in fixed maturities available-for-sale            -            -                  (424)               -          (424)
 Change in foreign currency translation adjustment        -            -                  4,267               -          4,267
Total comprehensive income                                                                                             195,192
Dividends declared                                        -            -                      -       (284,300)      (284,300)
Balance at December 17, 2003                         15,000      383,511                 53,342       1,647,934      2,099,787

Successor
Purchase accounting adjustments                           -    1,474,261               (53,342)     (1,573,447)      (152,528)
Net income                                                -            -                      -          20,046         20,046
Other comprehensive income:
 Change in fixed maturities available-for-sale            -            -                  2,059               -          2,059
Total comprehensive income                                                                                              22,105
Balance at December 31, 2003                         15,000    1,857,772                  2,059          94,533      1,969,364
Net income                                                -            -                      -         170,086        170,086
Other comprehensive income:
Change in fixed maturities available-for-sale             -            -                  9,340               -          9,340
Change in foreign currency translation adjustment         -            -                  4,086               -          4,086
Total comprehensive income                                                                                             183,512
Capital contribution                                      -       25,000                      -               -         25,000
Balance at December 31, 2004                         15,000    1,882,772                 15,485         264,619      2,177,876
Net income                                                -            -                      -         206,426        206,426
Other comprehensive loss:
 Change in fixed maturities available-for-sale            -            -               (23,550)               -       (23,550)
 Change in foreign currency translation adjustment        -            -                (5,532)               -        (5,532)
Total comprehensive income                                                                                             177,344
Capital contribution                                      -       12,211                      -               -         12,211
Balance at December 31, 2005                        $15,000   $1,894,983              $(13,597)        $471,045     $2,367,431

See accompanying notes to consolidated financial statements.

Financial Guaranty Insurance Company and Subsidiaries
Consolidated Statements of Cash Flows
(Dollars in thousands)

                                                                               Successor                          Predecessor
                                                            ---------------------------------------------        ------------
                                                                                              Period from         Period from
                                                                                             December 18,          January 1,
                                                                                                     2003                2003
                                                              Year ended     Year ended           through             through
                                                            December 31,   December 31,      December 31,        December 17,
                                                                    2005           2004              2005                2003

Operating activities
Net income                                                      $206,426       $170,086           $20,046            $191,349
Adjustments to reconcile net income to net cash provided
 by operating activities:
  Extraordinary gain                                                                  -          (13,852)                   -
  Amortization of deferred policy acquisition costs                8,574          2,038                10              15,563
  Policy acquisition costs deferred                             (38,069)       (32,952)           (2,931)            (23,641)
  Depreciation of property and equipment                             721            164                 -                  22
  Amortization of fixed maturity securities                       31,504         37,013               693              21,129
  Amortization of short-term investments                             481             29
  Net realized gains on investments                                (101)          (559)                 -            (31,506)
  Change in accrued investment income and prepaid
   expenses and other assets                                     (8,504)        (5,545)           (5,065)               6,292
  Change in net mark-to-market losses on credit
   derivative contracts                                              167              -                 -                   -
  Change in federal income taxes receivable                            -            126             (172)             (2,407)
  Change in reinsurance recoverable on losses                      (217)          5,011             (104)                 410
  Change in prepaid reinsurance premiums                         (1,344)         14,476             7,432              19,725
  Changes in other reinsurance receivables                             -          5,295           (5,295)                   -
  Change in receivable from related parties                      (8,737)          8,957              (76)             (9,811)
  Change in unearned premiums                                    157,829        124,452             2,460              86,250
  Change in loss and loss adjustment expenses                     15,631        (1,286)               236             (7,644)
  Change in ceded reinsurance balances payable and
   accounts payable and accrued expenses                           8,923          7,348             6,485               1,804
  Change in current federal income taxes payable                 (6,559)          4,401                 -            (97,477)
  Change in deferred federal income taxes                         19,252         12,923               573             (1,612)
Net cash provided by operating activities                        385,977        351,977            10,440             168,446

Investing activities
Sales and maturities of fixed maturity securities                122,638        284,227             1,780           1,028,103
Purchases of fixed maturity securities                         (520,089)      (546,028)                 -           (877,340)
Purchases, sales and maturities of short-term
 investments, net                                               (19,342)      (126,125)          (12,736)              41,504
Receivable for securities sold                                      (20)            170               538                 283
Payable for securities purchased                                 (5,715)          5,715                 -             (5,333)
Purchase of fixed assets                                         (1,405)        (2,572)                 -                   -
Net cash (used in) provided by investing activities            (423,933)      (384,613)          (10,418)             187,217

Financing activities
Capital contribution                                              12,211         25,000                 -                   -
Dividends paid to common stockholders                                  -              -                 -           (284,300)
Net cash provided by (used in) financing activities               12,211         25,000                 -           (284,300)
Effect of exchange rate changes on cash                            1,530        (1,717)                 -                   -
Net (decrease) increase in cash and cash equivalents            (24,215)        (9,353)                22              71,363
Cash and cash equivalents at beginning of period                  69,292         78,645            78,623               7,260
Cash and cash equivalents at end of period                       $45,077        $69,292           $78,645             $78,623

Supplemental disclosure of cash flow information
Income taxes paid                                                $49,613        $40,890                $-            $156,800

See accompanying notes to consolidated financial statements.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements

December 31, 2005
(Dollars in thousands, except per share amounts)

1. Business and Organization

Financial Guaranty Insurance Company (the "Company") is a wholly owned subsidiary of FGIC Corporation ("FGIC Corp."). The Company provides financial guaranty insurance and other forms of credit enhancement for public finance and structured finance obligations. The Company began insuring public finance obligations in 1984 and structured finance obligations in 1988. The Company's financial strength is rated "Aaa" by Moody's Investors Service, Inc., "AAA" by Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc., and "AAA" by Fitch Ratings, Inc. The Company is licensed to engage in writing financial guaranty insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands, and, through a branch, in the United Kingdom. In addition, a United Kingdom subsidiary of the Company is authorized to write financial guaranty business in the United Kingdom and has passport rights to write business in other European Union member countries. FGIC Corp. and the Company have formed subsidiaries to facilitate geographic and business expansion.

On December 18, 2003, an investor group consisting of The PMI Group, Inc. ("PMI"), affiliates of the Blackstone Group L.P. ("Blackstone"), affiliates of the Cypress Group L.L.C. ("Cypress") and affiliates of CIVC Partners L.P. ("CIVC"), collectively, the "Investor Group", completed the acquisition of FGIC Corp. from a subsidiary of General Electric Capital Corporation ("GE Capital") in a transaction valued at approximately $2,200,000 (the "Transaction"). GE Capital retained 2,346 shares of FGIC Corp. Senior Preferred Mandatorily Convertible Modified Preferred Stock ("Senior Preferred Shares") with an aggregate liquidation preference of $234,600, and approximately 5% of FGIC Corp.'s outstanding common stock. PMI is the largest stockholder of FGIC Corp., owning approximately 42% of its common stock at December 31, 2005 and 2004. Blackstone, Cypress and CIVC own approximately 23%, 23% and 7% of FGIC Corp.'s common stock, respectively, at December 31, 2005 and 2004.

2. Basis of Presentation

The consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany balances have been eliminated in consolidation.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


2. Basis of Presentation (continued)

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

The accompanying financial statements have been prepared on the basis of GAAP, which differs in certain respects from the accounting practices prescribed or permitted by the New York State Insurance Department (see Note 4). Certain 2004 and 2003 information has been reclassified to conform to the 2005 presentation.

3. Summary of Significant Accounting Policies

The Company's significant accounting policies are as follows:

a. Investments

All the Company's fixed maturity securities are classified as available-for-sale and are recorded on the trade date at fair value. Unrealized gains and losses are recorded as a separate component of accumulated other comprehensive (loss) income, net of applicable income taxes, in the consolidated statements of stockholders' equity. Short-term investments are carried at cost, which approximates fair value.

Bond discounts and premiums are amortized over the remaining term of the securities. Realized gains or losses on the sale of investments are determined based on the specific identification method.

Securities that have been determined to be other than temporarily impaired are reduced to realizable value, establishing a new cost basis, with a charge to realized loss at such date.

b. Cash and Cash Equivalents

The Company considers all bank deposits, highly liquid securities and certificates of deposit with maturities of three months or less at the date of purchase to be cash equivalents. These cash equivalents are carried at cost, which approximates fair value.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


3. Summary of Significant Accounting Policies (continued)

c. Premium Revenue Recognition

Premiums are received either up-front or over time on an installment basis. The premium collection method is determined at the time the policy is issued. Up-front premiums are paid in full at the inception of the policy and are earned over the period of risk in proportion to the total amount of principal and interest amortized in the period as a proportion of the original principal and interest outstanding. Installment premiums are collected periodically and are reflected in income pro-rata over the period covered by the premium payment, including premiums received on credit default swaps (see Note 6). Unearned premiums represent the portion of premiums received applicable to future periods on insurance policies in force. When an obligation insured by the Company is refunded prior to the end of the expected policy coverage period, any remaining unearned premium is recognized at that time. A refunding occurs when an insured obligation is called or legally defeased prior to stated maturity. Premiums earned on advanced refundings were $54,795, $42,695, $5,013 and $39,858 for the years ended December 31, 2005 and 2004 and the periods from December 18, 2003 through December 31, 2003 and January 1, 2003 through December 17, 2003, respectively.

Ceded premiums are recognized in a manner consistent with the premium earned on the underlying policies.

d. Policy Acquisition Costs

Policy acquisition costs include only those expenses that relate directly to and vary with premium production. Such costs include compensation of employees involved in marketing, underwriting and policy issuance functions, rating agency fees, state premium taxes and certain other expenses. In determining policy acquisition costs, the Company must estimate and allocate the percentage of its costs and expenses that are attributable to premium production, rather than to other activities. Policy acquisition costs, net of ceding commission income on premiums ceded to reinsurers, are deferred and amortized over the period in which the related premiums are earned. Anticipated loss and loss adjustment expenses, future maintenance costs on the in-force business and net investment income are considered in determining the recoverability of acquisition costs.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


3. Summary of Significant Accounting Policies (continued)

e. Loss and Loss Adjustment Expenses

Provision for loss and loss adjustment expenses fall into two categories: case reserves and watchlist reserves. Case reserves are established for the value of estimated losses on particular insured obligations that are presently or likely to be in payment default and for which future loss is probable and can be reasonably estimated. These reserves represent an estimate of the present value of the anticipated shortfall between (1) payments on insured obligations plus anticipated loss adjustment expenses and (2) anticipated cash flow from, and proceeds to be received on, sales of any collateral supporting the obligation and/or other anticipated recoveries. The discount rate used in calculating the net present value of estimated losses is based upon the risk-free rate for the time period of the anticipated shortfall. As of December 31, 2005 and 2004, discounted case-basis loss and loss adjustment expense reserves totaled $33,328 and $15,700, respectively. Loss and loss adjustment expenses included amounts discounted at an approximate interest rate of 4.5% in 2005 and 2004. The amount of the discount at December 31, 2005 and 2004 was $15,015 and $2,500, respectively.

The Company establishes watchlist reserves to recognize the potential for claims against the Company on insured obligations that are not presently in payment default, but which have migrated to an impaired level, where there is a substantially increased probability of default. These reserves reflect an estimate of probable loss given evidence of impairment, and a reasonable estimate of the amount of loss given default. The methodology for establishing and calculating the watchlist reserve relies on a categorization and assessment of the probability of default, and loss severity in the event of default, of the specifically identified impaired obligations on the watchlist based on historical trends and other factors. The watchlist reserve is adjusted as necessary to reflect changes in the loss expectation inherent in the group of impaired credits. As of December 31, 2005 and 2004, such reserves were $21,484 and $23,500, respectively.

The reserve for loss and loss adjustment expenses is reviewed regularly and updated based on claim payments and the results of ongoing surveillance. The Company conducts ongoing insured portfolio surveillance to identify all impaired obligations and thereby provide a materially complete recognition of losses for each accounting period. The reserves are necessarily based upon estimates and subjective judgments about the outcome of future events, and actual results will likely differ from these estimates.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


3. Summary of Significant Accounting Policies (continued)

Reinsurance recoverable on losses is calculated in a manner consistent with the calculation loss and loss adjustment expenses.

f. Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using statutory tax rates expected to apply to taxable income in the years in which temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period in which a change occurs.

The Company is a financial guaranty insurance writer and is permitted a tax deduction, subject to certain limitations under Section 832(e) of the Internal Revenue Code, for amounts required to be set aside in statutory contingency reserves by state law or regulation. The deduction is allowed only to the extent the Company purchases U.S. Government non-interest bearing tax and loss bonds in an amount equal to the tax benefit attributable to such deductions. Purchases of tax and loss bonds are recorded as a reduction of current tax expense. For the years ended December 31, 2005 and 2004, the Company purchased $13,565 and $10,810, respectively, of tax and loss bonds. For the period from January 1, 2003 through December 17, 2003, there were no tax and loss bonds purchased and $102,540 of tax and loss bonds were redeemed.

g. Property and Equipment

Property and equipment consists of office furniture, fixtures, computer equipment and software and leasehold improvements that are reported at cost less accumulated depreciation. Office furniture and fixtures are depreciated straight-line over five years. Leasehold improvements are amortized over their estimated service lives or over the life of the lease, whichever is shorter. Computer equipment and software are depreciated over three years. Maintenance and repairs are charged to expense as incurred.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


3. Summary of Significant Accounting Policies (continued)

h. Goodwill

In accounting for the Transaction in 2003, the Company applied purchase accounting, as prescribed by Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations ("SFAS 141") and Securities and Exchange Commission Staff Accounting Bulletin 54. Under these accounting methods, the purchase price was pushed down into the accompanying consolidated financial statements, with the difference between the purchase price and the sum of the fair value of tangible and identifiable intangible assets acquired less liabilities assumed resulting in negative goodwill of $27,300 at December 18, 2003. In accordance with SFAS 141, the Company reduced the value assigned to non-financial assets, and the remaining negative goodwill of $13,852 was recorded as an extraordinary gain in the consolidated statement of income.

As a result of the purchase accounting, effective December 18, 2003, the basis of the Company's assets and liabilities changed, necessitating the presentation of Predecessor Company and Successor Company columns in the consolidated statements of income, stockholder's equity and cash flows.

i. Foreign Currency Translation

The Company has an established foreign branch and three subsidiaries in the United Kingdom and insured exposure from a former branch in France. The Company has determined that the functional currencies of these operations are their local currencies. Accordingly, the assets and liabilities of these operations are translated into U.S. dollars at the rates of exchange at December 31, 2005 and 2004, and revenues and expenses are translated at average monthly exchange rates. The cumulative translation (loss) gain at December 31, 2005 and 2004 was $(1,446) and $4,086, respectively, net of tax benefit (expense) of $723 and $(2,200), respectively, and is reported as a separate component of accumulated other comprehensive income in the consolidated statements of stockholder's equity.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


3. Summary of Significant Accounting Policies (continued)

j. Stock Compensation Plan

The Company has an incentive stock plan that provides for stock-based compensation, including stock options, restricted stock awards and restricted stock units of FGIC Corp. Stock options are granted for a fixed number of shares with an exercise price equal to or greater than the fair value of the shares at the date of the grant. Restricted stock awards and restricted stock units are valued at the fair value of the stock on the grant date, with no cost to the grantee. FGIC Corp. accounts for stock-based compensation using the intrinsic value method under Accounting Principles Board Opinion No. 25, Accounting for Stock Issued to Employees, and, accordingly, if the exercise price is equal to the fair value of the shares at the date of the grant, no compensation expense related to stock options is allocated to the Company by FGIC Corp. For grants to employees of the Company of restricted stock and restricted stock units, unearned compensation, equivalent to the fair value of the shares at the date of grant, is allocated to the Company. The Company has adopted the disclosure-only provisions of SFAS No. 123, Accounting for Stock-Based Compensation ("SFAS 123"), as amended.

Had FGIC Corp. determined compensation expense for stock options granted to employees and management based on the fair value of the options at the grant dates consistent with the method of accounting under SFAS 123, the Company's estimated pro forma net income would have been as follows:


                                                                                     Period from
                                                                                    December 18,
                                                                                            2003
                                                      Year ended     Year ended          through
                                                    December 31,   December 31,     December 31,
                                                            2005           2004             2003

Reported net income                                     $206,426       $170,086          $20,046
Add: Allocated stock-based compensation
 related to restricted stock units, net of tax
 included in reported net income                              29             49                -
Less: Allocated total stock-based
 compensation determined under the fair
 value method for all awards, net of tax                 (2,138)        (1,249)             (40)
 Pro forma net income                                   $204,317       $168,886          $20,006


There were no stock options prior to December 18, 2003.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


3. Summary of Significant Accounting Policies (continued)

k. Variable Interest Entities

Financial Interpretation No. 46, Consolidation of Variable Interest Entities ("FIN 46-R") provides accounting and disclosure rules for determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN 46-R, and is called a Variable Interest Entity ("VIE"), if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support or
(ii) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the majority of expected losses or receive the majority of expected residual returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. FIN 46-R requires disclosures for companies that have either a primary or significant variable interest in a VIE. All other entities not considered VIEs are evaluated for consolidation under SFAS No. 94, Consolidation of all Majority-Owned Subsidiaries.

As part of its structured finance business, the Company insures debt obligations or certificates issued by special purpose entities. The Company has evaluated the transactions, and does not believe any such transactions require consolidation or disclosure under FIN 46-R.

During 2004, FGIC arranged the issuance of contingent preferred trust securities by a group of special purpose trusts. These trusts are considered VIEs under FIN 46-R. However, the Company is not considered a primary beneficiary and therefore is not required to consolidate the trusts (see Note 16).

l. Derivatives

The Financial Accounting Standards Board ("FASB") issued and subsequently amended SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). Under SFAS 133, as amended, all derivative instruments are recognized on the consolidated balance sheet at their fair value, and changes in fair value are recognized immediately in earnings unless the derivatives qualify as hedges.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


3. Summary of Significant Accounting Policies (continued)

In 2005, the Company sold credit default swaps ("CDS") to certain buyers of credit protection. It considers these agreements to be a normal extension of its financial guaranty insurance business, although they are considered derivatives for accounting purposes. These agreements are recorded at fair value. Changes in fair value are recorded in net mark-to-market gains (losses) on credit derivative instruments in the consolidated statements of income and in other assets or other liabilities in the consolidated balance sheets. The Company uses dealer-quoted market values, when available, to determine fair value. If market prices are not available, management uses internally developed estimates of fair value.

m. New Accounting Pronouncements

On December 16, 2004, FASB issued SFAS 123(R) which requires all share-based payments to employees, including grants of employee stock options, to be recognized in the financial statements based on their fair values. Following the effective date, pro forma disclosure is no longer an alternative. In April 2005, the SEC announced the adoption of a rule allowing public companies to defer the adoption of SFAS 123(R) until the beginning of their fiscal years beginning after June 15, 2005. Non-public entities will be required to adopt the provisions of the new standard in fiscal years beginning after December 15, 2005.

Under SFAS 123(R), the Company must determine the transition method to be used at the date of adoption, the appropriate fair value model to be used for valuing share-based payments and the amortization method for compensation cost. The transition methods include retroactive and prospective adoption options. Under the retroactive option, prior periods may be restated either as of the beginning of the year of adoption or for all periods presented. The prospective method requires that compensation expense be recorded for all outstanding share-based awards for which the requisite service has not yet been rendered. The retroactive method would record compensation for all unvested stock options and restricted stock beginning with the first period restated. The Company anticipates adopting the prospective method and expects that the adoption of SFAS 123(R) will have an impact similar to the current pro forma disclosure for existing options under SFAS 123(R). In addition, the Company does not expect that the expense associated with future grants (assuming grant levels consistent with 2005) derived from the fair value model selected will have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


3. Summary of Significant Accounting Policies (continued)

n. Review of Financial Guaranty Industry Accounting Practices

The FASB staff is considering whether additional accounting guidance is necessary to address loss reserving and certain other practices in the financial guaranty industry. SFAS No. 60, Accounting and Reporting by Insurance Enterprises, was developed prior to the emergence of the financial guaranty industry. As it does not specifically address financial guaranty contracts, there has been diversity in the accounting for these contracts. In 2005, the FASB added a project to consider accounting by insurers for financial guaranty insurance. The objective of the project is to develop an accounting model for financial guaranty contracts issued by insurance companies that are not accounted for as derivative contracts under SFAS 133. A financial guaranty contract guarantees the holder of a financial obligation the full and timely payment of principal and interest when due and is typically issued in conjunction with municipal bond offerings and certain structured finance transactions. The goal of this project is to develop a single model for all industry participants to apply.

The FASB is expected to meet in 2006 to consider the accounting model for issuers of financial guaranty insurance. Proposed and final pronouncements are expected to be issued in 2006. When the FASB reaches a conclusion on this issue, the Company, along with other companies in the financial guaranty industry, may be required to change certain aspects of accounting for loss reserves, premium income and deferred acquisition costs. It is not possible to predict the impact the FASB's review may have on the Company's accounting practices.

4. Statutory Accounting Practices

Statutory-basis surplus of the Company at December 31, 2005 and 2004 was $1,162,904 and $1,172,600, respectively. Statutory-basis net income (loss) for the years ended December 31, 2005 and 2004 and for the periods from December 18, 2003 through December 31, 2003, and January 1, 2003 through December 17, 2003 was $192,009, $144,100, $(1,669), and $180,091, respectively.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


5. Investments

The amortized cost and fair values of investments in fixed maturity securities and short-term investments classified as available-for-sale are as follows:


                                                                   Gross            Gross
                                            Amortized         Unrealized       Unrealized
                                                 Cost              Gains           Losses         Fair Value

At December 31, 2005
Obligations of states and political
 subdivisions                             $2,777,807             $12,718          $26,410         $2,764,115
Asset- and mortgage-backed securities        209,148                 135            3,490            205,793
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies                   148,785               1,387            2,036            148,136
Corporate bonds                               91,422                 501            1,486             90,437
Debt securities issued by foreign
 governments                                  30,930                 345                5             31,270
Preferred stock                               19,199                 427              639             18,987
Total fixed maturity securities            3,277,291              15,513           34,066          3,258,738
Short-term investments                       159,334                   -                -            159,334
Total investments                         $3,436,625             $15,513          $34,066         $3,418,072


                                                                   Gross            Gross
                                            Amortized         Unrealized       Unrealized
                                                 Cost              Gains           Losses         Fair Value

At December 31, 2004
Obligations of states and political
 subdivisions                              $2,461,087            $19,569           $3,090         $2,477,566
Asset- and mortgage-backed securities         214,895              1,267              695            215,467
U.S. Treasury securities and
 obligations of U.S. Government
 corporations and agencies                    131,771                559              943            131,387
Corporate bonds                                54,655                663              236             55,082
Debt securities issued by foreign
 governments                                   39,713                176               21             39,868
Preferred stock                                19,199                311               24             19,486
Total fixed maturities                      2,921,320             22,545            5,009          2,938,856
Short-term investments                        140,473                  -                -            140,473
Total investments                          $3,061,793            $22,545           $5,009         $3,079,329

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


5. Investments (continued)

The following table shows gross unrealized losses and the fair value of fixed maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2005:



                                           Less Than 12 Months       12 Months or More           Total

                                             Fair   Unrealized       Fair   Unrealized        Fair   Unrealized
                                            Value       Losses      Value       Losses       Value       Losses

Obligations of states and political
 subdivisions                            $1,622,119    $16,646   $463,156       $9,764  $2,085,275      $26,410
Asset-and mortgage-backed
 securities                                 133,196      1,839     56,824        1,651     190,020        3,490
U.S. Treasury securities and
 obligations of U.S. government
 corporations and agencies                   47,872        520     76,380        1,516     124,252        2,036
Other                                        42,379        690     28,026          801      70,405        1,491
Preferred stock                              12,860        639          -            -      12,860          639

Total temporarily impaired securities    $1,858,426    $20,334   $624,386      $13,732  $2,482,812      $34,066

The unrealized losses in the Company's investments were caused by interest rate increases. The Company evaluated the credit ratings of these securities and noted no deterioration. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company did not consider these investments to be other than temporarily impaired at December 31, 2005.

Investments in fixed maturity securities carried at fair value of $4,625 and $4,049 as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory authorities as required by law.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


5. Investments (continued)

The amortized cost and fair values of investments in fixed maturity securities, available-for-sale at December 31, 2005, are shown below by contractual maturity date. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                Amortized                 Fair
                                                     Cost                Value

Due one year later or less                        $77,668              $77,071
Due after one year through five years             472,292              463,162
Due after five years through ten years          1,463,806            1,448,990
After ten years                                 1,263,525            1,269,515

Total                                          $3,277,291           $3,258,738

For the years ended December 31, 2005 and 2004 and for the periods from December 18, 2003 through December 31, 2003 and January 1, 2003 through December 17, 2003, proceeds from sales of available-for-sale securities were $31,380, $178,030, $0, and $855,761 respectively. For the years ended December 31, 2005 and 2004 and for the periods from December 18, 2003 through December 31, 2003 and January 1, 2003 through December 17, 2003, gross gains of $185, $1,900, $0, and $31,700, respectively, and gross losses of $84, $1,300, $0, and $200, respectively, were realized on such sales.

Net investment income of the Company was derived from the following sources:


                                                                    Successor                        Predecessor
                                               -------------------------------------------------     -----------
                                                                                    Period from      Period from
                                                                                       December          January
                                                                                       18, 2003          1, 2003
                                                  Year ended       Year ended           through          through
                                                December 31,     December 31,      December 31,     December 17,
                                                        2005             2004              2003             2003

   Income from fixed maturity securities            $112,616          $97,720            $4,294         $111,075
   Income from short-term investments                  6,801            1,450                12            2,326
   Total investment income                           119,417           99,170             4,306          113,401
   Investment expenses                               (2,345)          (1,461)              (37)            (782)
   Net investment income                            $117,072          $97,709            $4,269         $112,619

18


(page)


Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


5. Investments (continued)

As of December 31, 2005, the Company did not have more than 3% of its investment portfolio concentrated in a single issuer or industry; however, the Company had the following investment concentrations by state:

                                     Fair Value

New York                               $302,290
Florida                                 220,150
Texas                                   217,145
New Jersey                              193,315
Massachusetts                           169,635
Illinois                                155,922
California                              139,742
Michigan                                113,040

                                      1,511,239

All other states                      1,326,785
All other investments                   580,048

Total investments                    $3,418,072


6. Derivative Instruments

The Company provides CDSs to certain buyers of credit protection by entering into contracts that reference collateralized debt obligations from cash and synthetic structures backed by pools of corporate, consumer or structured finance debt. It also offers credit protection on other public finance and structured finance obligations in CDS form. The Company considers these agreements to be a normal extension of its financial guaranty insurance business, although they are considered derivatives for accounting purposes. These agreements are recorded at fair value. The Company believes that the most meaningful presentation of the financial statement impact of these derivatives is to reflect premiums as installments are received, and to record losses and loss adjustment expenses and changes in fair value as incurred. The Company recorded $3,036 of net earned premium, $0 in losses and loss adjustment expenses, and net mark-to-market losses of $167 in changes in fair value under these agreements for the year ended December 31, 2005.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


6. Derivative Instruments (continued)

The gains or losses recognized by recording these contracts at fair value are determined each quarter based on quoted market prices, if available. If quoted market prices are not available, the determination of fair value is based on internally developed estimates. Management applies judgments to estimate fair value which are based on changes in expected loss of the underlying assets as well as changes in current market prices for similar products.

Consideration is given to current market spreads and on evaluation of the current performance of the assets. The Company does not believe that the fair value adjustments are an indication of potential claims under the Company's guarantees. The inception-to-date net mark-to-market loss on the CDS portfolio was $167 at December 31, 2005 and was recorded in other liabilities.

7. Income Taxes

For periods subsequent to the closing date of the Transaction, the Company files its own consolidated federal income tax returns with FGIC Corp. The method of allocation between FGIC Corp. and its subsidiaries is determined under a tax sharing agreement approved by FGIC Corp.'s Board of Directors and the New York State Insurance Department, and is based upon a separate return calculation. For periods ended on or prior to December 18, 2003, the Company filed its federal income tax return as part of the consolidated return of GE Capital. Under a tax sharing agreement with GE Capital, tax was allocated to the Company based upon its contributions to GE Capital's consolidated net income.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


7. Income Taxes (continued)

The following is a reconciliation of federal income taxes computed at the statutory income tax rate and the provision for federal income taxes:


                                                               Successor                                Predecessor
                                         ---------------------------------------------------         --------------
                                                                                 Period from            Period from
                                                                                December 18,             January 1,
                                                                                        2003                   2003
                                          Year ended           Year ended            through                through
                                        December 31,         December 31,       December 31,           December 17,
                                                2005                 2004               2003                   2003

Income taxes computed on
 income before provision for
 Federal income taxes, at the
 statutory income tax rate                   $95,037              $78,932             $2,785                $86,383
State and local income taxes,
 net of Federal income taxes                     453                  479                  -                    844
Tax effect of:
 Tax-exempt interest                        (31,072)             (28,015)              (979)               (26,112)
 Prior period adjustment                           -                    -                  -                (4,978)
 Other, net                                      690                4,037               (42)                  (678)
Provision for income taxes                   $65,108              $55,433             $1,764                $55,459

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


7. Income Taxes (continued)

The tax effects of temporary differences that give rise to significant portions of the net deferred tax liability at December 31, 2005 and 2004 are presented below:

                                                        2005           2004

Deferred tax assets:
 Tax and loss bonds                                  $24,375        $10,810
 Loss and loss adjustment expense reserves             6,180          7,472
 AMT credit carryforward                               7,140          8,107
 Property and equipment                                   83             55
 Deferred compensation                                 1,483            623
 Capital lease                                         2,483          2,539
 Net operating loss on foreign subsidiaries            2,948              -
 Other                                                   266            233
Total gross deferred tax assets                       44,958         29,839

Deferred tax liabilities:
 Contingency reserves                                 42,656         18,917
 Unrealized gains on fixed maturity securities,
   available-for-sale                                 12,883         29,156
 Deferred acquisition costs                           19,639         11,842
 Premium revenue recognition                          10,359          3,076
 Profit commission                                     1,435          2,343
 Foreign currency                                        194          3,117
 Other                                                   255            153
Total gross deferred tax liabilities                  87,421         68,604
Net deferred tax liability                           $42,463        $38,765


The net operating losses on foreign subsidiaries of $10,863 as of December 31, 2005 were generated by FGIC Corp.'s United Kingdom subsidiaries. The United Kingdom does not allow net operating losses to be carried back, but does permit them to be carried forward indefinitely. Based upon the level of historical taxable income, projections of future taxable income over the periods in which the deferred tax assets are deductible and the estimated reversal of future taxable temporary differences, the Company believes it is more likely than not that it will realize the benefits of these deductible differences and has not established a valuation allowance at December 31, 2005 and 2004.

In the opinion of management, an adequate provision has been made for any additional taxes that may become due pending any future examinations by tax authorities.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


8. Reinsurance

Reinsurance is the commitment by one insurance company (the reinsurer) to reimburse another insurance company (the ceding company) for a specified portion of the insurance risks under policies issued by the ceding company in consideration for a portion of the related premiums received. The ceding company typically will receive a ceding commission from the reinsurer.

The Company uses reinsurance to increase its capacity to write insurance for obligations of large, frequent issuers, to meet internal, rating agency or regulatory single risk limits, to diversify risk, and to manage rating agency and regulatory capital requirements. The Company currently arranges reinsurance primarily on a facultative (transaction-by-transaction) basis. Prior to 2003, the Company also had treaty reinsurance agreements, primarily for the public finance business, that provided coverage for a specified portion of the insured risk under all qualifying policies issued during the term of the treaty.

The Company seeks to place reinsurance with financially strong reinsurance companies since, as a primary insurer, the Company is required to fulfill all its obligations to policyholders even where a reinsurer fails to perform its obligations under the applicable reinsurance agreement. The Company regularly monitors the financial condition of its reinsurers. Under most of the Company's reinsurance agreements, the Company has the right to reassume all the exposure ceded to a reinsurer (and receive all the remaining unearned premiums ceded) in the event of a ratings downgrade of the reinsurer or the occurrence of certain other events. In certain of these cases, the Company also has the right to impose additional ceding commissions.

In recent years, some of the Company's reinsurers were downgraded by the rating agencies, thereby reducing the financial benefits of using reinsurance under rating agency capital adequacy models, because the Company must allocate additional capital to the related reinsured exposure. However, the Company still receives regulatory credit for this reinsurance. In connection with such a downgrade, the Company reassumed $0, $4,959, $6,300, and $14,300 of ceded premiums for the years ended December 31, 2005 and 2004, and the periods from December 18, 2003 through December 31, 2003, and January 1, 2003 through December 17, 2003, respectively, from the reinsurers.

Under certain reinsurance agreements, the Company holds collateral in the form of letters of credit and trust agreements. Such collateral totaled $62,394 at December 31, 2005, and can be drawn on in the event of default by the reinsurer.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


8. Reinsurance (continued)

The effect of reinsurance on the balances recorded in the consolidated statements of income is as follows:


                                                               Successor                           Predecessor
                                         ---------------------------------------------------    --------------
                                                                                 Period from       Period from
                                                                                December 18,        January 1,
                                                                                        2003              2003
                                          Year ended           Year ended            through           through
                                        December 31,         December 31,       December 31,      December 17,
                                                2005                 2004               2003              2003

Net premiums earned                          $25,921              $24,173             $1,236           $20,300
Loss and loss adjustment expenses              (416)              (4,759)                  -             1,700

9. Loss and Loss Adjustment Expenses

Activity in the reserve for loss and loss adjustment expenses is summarized as follows:


                                                               Successor                           Predecessor
                                         ---------------------------------------------------    --------------
                                                                                 Period from       Period from
                                                                                December 18,        January 1,
                                                                                        2003              2003
                                          Year ended           Year ended            through           through
                                        December 31,         December 31,       December 31,      December 17,
                                                2005                 2004               2003              2003

Balance at beginning of period               $39,181              $40,467            $40,224           $47,868
Less reinsurance recoverable                 (3,054)              (8,065)            (8,058)           (8,371)
Net balance                                   36,127               32,402             32,166            39,497

Incurred related to:
 Current period                               23,985               11,756                  -            20,843
 Prior periods                               (5,479)              (5,834)                236          (27,600)
Total incurred                                18,506                5,922                236           (6,757)

Paid related to:
 Current period                              (1,993)                    -                  -                 -
 Prior periods                               (1,099)              (2,197)                  -             (574)
Total paid                                   (3,092)              (2,197)                  -             (574)

Net balance                                   51,541               36,127             32,402            32,166
Plus reinsurance recoverable                   3,271                3,054              8,065             8,058
Balance at end of period                     $54,812              $39,181            $40,467           $40,224

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


9. Loss and Loss Adjustment Expenses (continued)

During the year ended December 31, 2005, the increase in incurred expense was primarily related to issuers impacted by Hurricane Katrina. Case reserves and credit watchlist reserves at December 31, 2005 include $8,511 and $13,322, respectively, of estimated losses related to obligations impacted by Hurricane Katrina (see Note 10).

During the year ended December 31, 2004, the increase in incurred expense related to several structured finance transactions of one particular issuer.

During the period from January 1, 2003 through December 17, 2003, the overall decrease in incurred expense was driven by a reduction in reserves previously established on several structured finance transactions of one particular issuer. In addition, prior to the closing of the Transaction, rather than watchlist reserves, the Company established portfolio reserves based upon the aggregate average net par outstanding of the Company's insured mortgage-backed securities portfolio.

10. Hurricane Katrina

At December 31, 2005, the Company insured public finance obligations with a net par in force ("NPIF") of approximately $4,011,871 in locations impacted by Hurricane Katrina. Approximately $2,023,315 of these obligations relate to locations designated by the U.S. Federal Emergency Management Administration ("FEMA") as eligible for both public and individual assistance ("FEMA-dual designated locations"); the remainder, or $1,988,556, of these obligations relate to locations designated by FEMA as eligible for individual assistance only. The Company believes that insured obligations in FEMA-dual designated locations are more likely to be impaired than obligations eligible for individual assistance only. Consequently, since the occurrence of Hurricane Katrina, the Company has focused its portfolio surveillance efforts related to Hurricane Katrina on evaluating its insured public finance obligations in the FEMA-dual designated locations. These FEMA-dual designated locations consist primarily of counties and parishes in Alabama, Mississippi and Louisiana.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


10. Hurricane Katrina (continued)

As a result of this evaluation, the Company placed insured public finance obligations with an NPIF totaling $979,153 on its credit watchlist of which reserves were recorded on obligations with an NPIF of $585,303. These obligations relate to locations in the Parish of Orleans (in which New Orleans is located) and the immediately surrounding parishes. At December 31, 2005, the Company recorded case reserves of $8,511, watchlist reserves of $13,322 and estimated reinsurance recoverables of $1,740 related to insured public finance obligations placed on the credit watchlist. The case reserves of $8,511 relate to an investor-owned utility, for which the Company has insured public finance obligations with an NPIF of $75,000, that has entered into bankruptcy proceedings. The watchlist reserves of $13,322 were based on management's assessment that the associated insured public finance obligations have experienced impairment due to diminished revenue sources. The NPIF for the insured public finance obligations for which watchlist reserves of $13,322 have been established totals $510,303. The $510,303 (a subset of the $979,153) is supported by the revenue sources below:

                                  Net Par
Revenue Source                   in Force

General obligation                $90,079
Hotel tax                         165,000
Sales tax                         117,141
Municipal utility                 119,657
Public higher education            18,426
Total                            $510,303

Given the unprecedented nature of the events and magnitude of damage in the affected areas, the loss reserves were necessarily based upon estimates and subjective judgments about the outcome of future events, including without limitation the amount and timing of any future federal and state aid. The loss reserves will likely be adjusted as additional information becomes available, and such adjustments may have a material impact on future results of operations. However, the Company believes that the losses ultimately incurred as result of Hurricane Katrina will not have a material impact on the Company's consolidated financial position.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


10. Hurricane Katrina (continued)

For the year ended December 31, 2005, the Company paid claims totaling $5,910 related to insured public finance obligations impacted by Hurricane Katrina. During 2005, the Company subsequently received reimbursements of $4,855 for these claims payments.

The Company's structured finance insured portfolio was not significantly impacted by Hurricane Katrina, reflecting the geographic diversification of the credits comprising the insured structured finance obligations.

11. Related Party Transactions

Prior to the Transaction, the Company had various service agreements with subsidiaries of General Electric Company and GE Capital. These agreements provided for the payment by the Company of certain payroll and office expenses, investment fees pertaining to the management of the Company's investment portfolio and telecommunication service charges. In addition, as part of the Transaction, the Company entered into a transitional services agreement under which GE Capital continued to provide certain administrative and support services, in exchange for certain scheduled fees during the 12 months following the date of the agreement. Approximately $0, $179, $0 and $1,600 in expenses were incurred during the years ended December 31, 2005 and 2004 and for the periods from December 18, 2003 through December 31, 2003 and January 1, 2003 through December 17, 2003, respectively, related to such agreements and are reflected in the accompanying consolidated financial statements.

At the end of the first quarter of 2004, the Company transferred investment management services from GE Capital to Blackrock Financial Management, Inc. and Wellington Management Company, LLP.

In connection with the Transaction, the Company entered into a capital lease agreement with a subsidiary of GE Capital. The lease agreement covers leasehold improvements made to the Company's headquarters as well as furniture and fixtures, computer hardware and software used by the Company (see Note 17).

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


11. Related Party Transactions (continued)

In connection with the Transaction, FGIC entered into a $300,000 soft capital facility, with GE Capital as lender and administrative agent. The soft capital facility, which replaced the capital support facility that FGIC previously had with GE Capital, had an initial term of eight years. FGIC paid GE Capital $1,132 and $70 under this agreement for the year ended December 31, 2004 and the period from December 18, 2003 through December 31, 2003, respectively. This agreement was terminated by FGIC in July 2004 and was replaced by a new soft capital facility (see Note 15).

The Company also insures certain non-municipal issues with GE Capital involvement as sponsor of the insured securitization and/or servicer of the underlying assets. For some of these issues, GE Capital also provides first loss protection in the event of default. Gross premiums written on these issues amounted to $3, $6, $0 and $20 for the year ended December 31, 2005 and 2004 and for the periods from December 18, 2003 through December 31, 2003 and January 1, 2003 through December 17, 2003, respectively. As of December 31, 2005, par outstanding on these deals before reinsurance was $6,142. Issues sponsored by affiliates of GE accounted for approximately 1% of gross premiums written in 2003.

During 2005 FGIC, in the normal course of operations, entered into reinsurance transactions with PMI-affiliated companies. Ceded premiums were $582 for the year ended December 31, 2005 and accounts payable due to PMI were $102 at December 31, 2005.

As of December 31, 2005 and 2004, there were no receivables due from GE Capital.

During 2005 and 2004, the Company allocated certain overhead costs to FGIC Corp. which amounted to $540 and $317, respectively.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


12. Compensation Plans

All employees of the Company participate in an incentive compensation plan. In addition, the Company offers a deferred compensation plan for eligible employees. Expenses incurred by the Company under compensation plans amounted to $21,824, $15,493, $3,996, and $10,087 for the years ended December 31, 2005 and
2004 and for the periods from December 18, 2003 through December 31, 2003 and January 1, 2003 through December 17, 2003, respectively, and are reflected in the accompanying consolidated financial statements. During 2005 and 2004, compensation increased primarily due to an increase in employee headcount. For 2003, compensation for certain employees was part of an allocation of expenses of affiliates and was therefore recorded as an allocated expense rather than compensation expense. In 2005 and 2004, these expenses were directly recorded by the Company. In 2003, compensation levels were driven in part by Transaction-related costs, including retention bonuses and sign-on bonuses to new hires post-acquisition.

Commencing effective January 1, 2004, the Company has offered a defined contribution savings plan under Section 401(k) of the Internal Revenue Code. This plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis (for 2005, up to $14 for employees under age 50, plus an additional "catch up" contribution of up to $4 for employees 50 and older). The Company may also make discretionary contributions to the plan on behalf of employees. The Company contributed $3,429 and $2,532 to the plan on behalf of employees for the years ended December 31, 2005 and 2004, respectively.

13. Dividends

Under New York insurance law, the Company may pay dividends to FGIC Corp. only from earned surplus, subject to the following limitations: (a) statutory surplus after any dividend may not be less than the minimum required paid-in capital, which was $72,500 in 2005, 2004 and 2003, and (b) dividends may not exceed the lesser of 10% of the Company's surplus or 100% of adjusted net investment income, as defined by New York insurance law, for the twelvemonth period ended on the preceding December 31, without the prior approval of the New York State Superintendent of Insurance.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


13. Dividends (continued)

During the years ended December 31, 2005 and 2004 and for the period from December 18, 2003 through December 31, 2003, the Company did not declare and pay dividends. During the period from January 1, 2003 through December 17, 2003, the Company declared and paid dividends to FGIC Corp. of $284,300. These dividends were approved by the New York State Superintendent of Insurance.

14. Revolving Credit Facility

During December 2005, FGIC Corp. and the Company entered into a $250,000 senior unsecured revolving credit facility that matures on December 11, 2010. The facility is provided by a syndicate of banks and other financial institutions led by JPMorgan Chase, as administrative agent and sole lead arranger. In connection with the facility, $150 in syndication costs was prepaid and will be amortized into income over the term of the facility. The facility replaced a similar one-year facility that matured in December 2005. No draws have been made under either facility.

15. Preferred Trust Securities

On July 19, 2004, the Company closed a $300,000 facility, consisting of Money Market Committed Preferred Custodial Trust Securities ("CPS Securities"). This facility replaced a $300,000 "Soft Capital" facility previously provided by GE Capital. Under the new facility, each of six separate newly organized Delaware trusts (the "Trusts"), issues $50,000 in perpetual CPS Securities on a rolling 28-day auction rate basis. Proceeds from these securities are invested in high quality, short-term securities and are held in the respective Trusts. Each Trust is solely responsible for its obligations and has been established for the purpose of entering into a put agreement with the Company, which obligates the Trusts, at the Company's discretion, to purchase perpetual Preferred Stock of the Company. In this way, the program provides capital support to the Company by allowing it to obtain immediate access to new capital at its sole discretion at any time through the exercise of the put options. In connection with the establishment of the Trusts, the Company incurred $4,638 of expenses which is included in other operating expenses for the year ended December 31, 2004. The Company recorded expenses for the right to put its shares to the Trusts of $1,806 and $905 for the years ended December 31, 2005 and 2004, respectively.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


16. Financial Instruments

(a) Fair Value of Financial Instruments

    The following methods and assumptions were used by the Company in estimating the fair values of financial instruments:

    Fixed Maturity Securities: Fair values for fixed maturity securities are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using quoted market prices for similar securities. Fair value disclosure for fixed maturity securities is included in the consolidated balance sheets and in Note 5.

    Short-Term Investments: Short-term investments are carried at cost, which approximates fair value.

    Cash and Cash Equivalents, Accrued Investment Income, Prepaid Expenses and Other Assets, Receivable from Related Parties, Ceded Reinsurance Balances Payable, Accounts Payable and Accrued Expenses and Payable for Securities Purchased: The carrying amounts of these items approximate their fair values.

    The estimated fair values of the Company's financial instruments at December 31, 2005 and 2004 were as follows:

                                            2005                   2004

                                 Carrying         Fair    Carrying        Fair
                                   Amount        Value      Amount       Value
Financial assets:
 Cash on hand and in-demand
  accounts                        $45,077      $45,077     $69,292     $69,292
 Short-term investments           159,334      159,334     140,473     140,473
 Fixed maturity securities      3,258,738    3,258,738   2,938,856   2,938,856


    Financial Guaranties: The carrying value of the Company's financial guaranties is represented by the unearned premium reserve, net of deferred acquisition costs, loss and loss adjustment expense reserves and prepaid reinsurance premiums. Estimated fair values of these guaranties are based on an estimate of the balance that is necessary to bring the future returns for the Company's embedded book of business to a market return. The estimated fair values of such financial guaranties was $1,098,165 compared to a carrying value of $1,099,045 as of December 31, 2005, and is $965,992 compared to a carrying value of $936,334 as of December 31, 2004.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


16. Financial Instruments (continued)

    As of December 31, 2005 and 2004, the net present value of future installment premiums was approximately $393,000 and $192,000, respectively, both discounted at 5%.

    Derivatives: For fair value adjustments on derivatives, the carrying amount represents fair value. The Company uses quoted market prices when available, but if quoted market prices are not available, management uses internally developed estimates.

(b) Concentrations of Credit Risk

    The Company considers its role in providing insurance to be credit enhancement rather than credit substitution. The Company insures only those securities that, in its judgment, are of investment grade quality. The Company has established and maintains its own underwriting standards that are based on those aspects of credit that the Company deems important for the particular category of obligations considered for insurance. Credit criteria include economic and social trends, debt management, financial management and legal and administrative factors, the adequacy of anticipated cash flows, including the historical and expected performance of assets pledged to secure payment of securities under varying economic scenarios, and underlying levels of protection such as insurance or over-collateralization.

    In connection with underwriting new issues, the Company sometimes requires, as a condition to insuring an issue, that collateral be pledged or, in some instances, that a third-party guaranty be provided for a term of the obligation issued by a party of acceptable credit quality obligated to make payment prior to any payment by the Company. The types and extent of collateral varies, but may include residential and commercial mortgages, corporate debt, government debt and consumer receivables.

    As of December 31, 2005, the Company's total outstanding principal insured was $275,327,000, net of reinsurance of $22,711,000. The Company's insured portfolio as of December 31, 2005 was broadly diversified by geographic and bond market sector, with no single obligor representing more than 1% of the Company's insured principal outstanding, net of reinsurance. The insured portfolio includes exposure under credit derivatives. The par written for credit derivatives was $15,640,000 at December 31, 2005.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


16. Financial Instruments (continued)

As of December 31, 2005, the composition of principal insured by type of issue, net of reinsurance, was as follows:

                                           Net Principal
                                             Outstanding
Municipal:

 Tax supported                             $ 134,762,000
 Water and sewer                              34,859,000
 Healthcare                                    4,216,000
 Transportation                               24,956,000
 Education                                     9,939,000
 Housing                                       1,234,000
 Other                                         5,153,000
Non-municipal and international               60,208,000
Total                                       $275,327,000

As of December 31, 2005, the composition of principal insured ceded to reinsurers was as follows:

                                         Ceded Principal
                                             Outstanding
Reinsurer:
 Radian Reinsurance Company                  $ 7,808,000
 Ace Guaranty Inc.                             6,367,000
 American Re-Insurance Company                 2,231,000
 RAM Reinsurance Company                       2,024,000
 Other                                         4,281,000
Total                                        $22,711,000

The Company did not have recoverables in excess of 3% of stockholders' equity from any single reinsurer.

The Company's insured gross and net principal and interest outstanding was $472,161,000 and $433,587,000, respectively, as of December 31, 2005.

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


16. Financial Instruments (continued)

    FGIC is authorized to do business in 50 states, the District of Columbia, the Commonwealth of Puerto Rico, the U.S. Virgin Islands and in the United Kingdom. Principal insured outstanding at December 31, 2005 by state, net of reinsurance, was as follows:

                                  Net Principal
                                    Outstanding

California                         $ 32,882,000
New York                             21,265,000
Pennsylvania                         15,952,000
Florida                              15,483,000
Illinois                             13,049,000
Texas                                12,223,000
New Jersey                           10,883,000
Michigan                              8,311,000
Ohio                                  6,903,000
Washington                            6,359,000
                                    143,310,000

All other states                     71,809,000
Mortgage and asset-backed            54,262,000
International                         5,946,000
Total                              $275,327,000

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


17. Commitments

The Company leases office space and equipment under operating lease agreements in the United States and the United Kingdom. Rent expense under operating leases for the years ended December 31, 2005 and 2004 and for the period from December 18, 2003 through December 31, 2003 and January 1, 2003 through December 17, 2003 was $3,631, $3,070, $90, and $3,210, respectively. Future payments associated with these leases are as follows:

                                Operating Lease
                                     Commitment
                                         Amount
Year:
2006                                   $  3,141
2007                                      3,119
2008                                      1,968
2009                                        412
2010                                        412
2011 and thereafter                       1,496
Total minimum future rental payments    $10,548

In connection with the Transaction, the Company entered into a capital lease with a related party (an affiliate of GE Capital), covering leasehold improvements and computer equipment to be used at its headquarters. At the lease termination date of June 30, 2009, the Company will own the leased equipment. Future payments associated with this lease are as follows:

                                Operating Lease
                                     Commitment
                                         Amount
Year ending December 31:
 2006                                    $1,570
 2007                                     1,545
 2008                                     1,391
 2009                                       265
Total                                     4,771
Less interest                               509
Present value of minimum lease payments  $4,262

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


18. Comprehensive Income

Accumulated other comprehensive (loss) income of the Company consists of net unrealized gains on investment securities, foreign currency translation adjustments, and a cash flow hedge. The components of other comprehensive income for the years ended December 31, 2005 and 2004 and for the periods from December 18, 2003 through December 31, 2003, and January 1, 2003 through December 17, 2003 are as follows:

                                                                        Year ended December 31, 2005

                                                                     Before                      Net of
                                                                        Tax                         Tax
                                                                     Amount           Tax        Amount

Unrealized holding losses arising during the year                   $(36,050)     $12,566     $(23,484)
Less reclassification adjustment for gains realized
 in net income                                                          (101)          35          (66)
Unrealized losses on investments                                     (36,151)      12,601      (23,550)
Foreign currency translation adjustment                               (8,454)       2,922       (5,532)
Total other comprehensive loss                                      $(44,605)     $15,523     $(29,082)


                                                                        Year ended December 31, 2004

                                                                     Before                      Net of
                                                                        Tax                         Tax
                                                                     Amount           Tax        Amount

Unrealized holding gains arising during the year                    $14,928      $(5,225)        $9,703
Less reclassification adjustment for gains realized
 in net income                                                        (559)           196         (363)
Unrealized gains on investments                                      14,369       (5,029)         9,340
Foreign currency translation adjustment                               6,286       (2,200)         4,086
Total other comprehensive income                                    $20,655      $(7,229)       $13,426

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


18. Comprehensive Income (continued)


                                                                    Period from December 18, 2003
                                                                        through December 31, 2003

                                                               Before                      Net of
                                                                  Tax                         Tax
                                                               Amount          Tax         Amount

Unrealized holding gains arising during the period             $3,168     $(1,109)         $2,059
Less reclassification adjustment for gains realized
 in net income                                                      -            -              -
Unrealized gains on investments                                 3,168      (1,109)          2,059
Total other comprehensive income                               $3,168     $(1,109)         $2,059



                                                                      Period from January 1, 2003
                                                                        through December 17, 2003

                                                               Before                      Net of
                                                                  Tax                         Tax
                                                               Amount          Tax         Amount

Unrealized holding gains arising during the period            $30,853    $(10,798)        $20,055
Less reclassification adjustment for gains realized
   in net income                                             (31,506)       11,027       (20,479)
Unrealized losses on investments                                (653)          229          (424)
Foreign currency translation adjustment                         6,565      (2,298)          4,267
Total other comprehensive income                               $5,912     $(2,069)         $3,843

Financial Guaranty Insurance Company and Subsidiaries
Notes to Consolidated Financial Statements (continued)

(Dollars in thousands, except per share amounts)


19. Quarterly Financial Information (Unaudited)


                                                                Three months ended
                                              -----------------------------------------------------    Year ended
                                              March 31,      June 30,   September 30,  December 31,  December 31,
                                                   2005          2005            2005          2005          2005

Gross premiums written                          $84,404      $131,335         $96,787       $97,676      $410,202
Net premiums written                             82,609       113,305          92,331        92,809       381,054
Net premiums earned                              52,633        61,907          54,794        55,235       224,569
Net investment income and net realized gains     27,558        28,389          30,117        31,109       117,173
Other income (expense)                              426            90             402         (323)           595
Total revenues                                   80,617        90,386          85,313        86,021       342,337
Losses and loss adjustment expenses             (2,611)       (3,066)          20,693         3,490        18,506
Income before taxes                              71,100        81,377          48,783        70,274       271,534
Net income                                       53,306        59,992          39,407        53,721       206,426

                                                                Three months ended
                                              -----------------------------------------------------    Year ended
                                              March 31,      June 30,   September 30,  December 31,  December 31,
                                                   2004          2004            2004          2004          2004

Gross premiums written                          $56,395      $106,457         $87,869       $72,854      $323,575
Net premiums written                             53,649       105,645          87,072        67,512       313,878
Net premiums earned                              31,202        53,151          49,760        40,836       174,949
Net investment income and net realized gains     24,198        22,611          24,466        26,993        98,268
Other income (expense)                              317           240             117            62           736
Total revenues                                   55,717        76,002          74,343        67,891       273,953
Losses and loss adjustment expenses                 664       (1,070)           6,725         (397)         5,922
Income before taxes                              48,208        64,839          56,713        55,759       225,519
Net income                                       38,304        48,393          41,954        41,435       170,086


38